AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON March 4, 2004

                                                 FILE NOS. 33-76566 AND 811-8416
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 19
                                       AND
                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 20

                        TOUCHSTONE VARIABLE SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)

                 221 East Fourth Street, Cincinnati, Ohio 45202
                    (Address of Principal Executive Offices)
                                   (Zip Code)
       Registrant's Telephone Number, including Area Code: (513) 362-8000
                                  TINA H. BLOOM
                         INTEGRATED FUND SERVICES, INC.
             221 EAST FOURTH STREET, STE 300, CINCINNATI, OHIO 45202
                     (Name and Address of Agent for Service)

                                   copies to:

     Magda El Guindi-Rosenbaum, Esq.          Michael S. Spangler
     Morgan Lewis & Bockius  LLP              Touchstone Advisors, Inc.
     1111 Pennsylvania Ave., NW               221 East Fourth Street
     Washington, DC 20004                     Cincinnati, Ohio 45202

It is proposed that this filing will become effective (check appropriate box) / / immediately upon filing pursuant to paragraph (b)
/ / on November 1, 2003 pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(1)
/ / on (date) pursuant to paragraph (a)(1)
/X/ 75 days after filing pursuant to paragraph (a)(2)
/ / on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest
================================================================================

Touchstone Variable Series Trust

                                                                      PROSPECTUS

                                                                   _______, 2004

      -   Touchstone Conservative ETF Fund

      -   Touchstone Moderate ETF Fund

      -   Touchstone Aggressive ETF Fund

      -   Touchstone Enhanced ETF Fund

The Securities and Exchange Commission has not approved the Funds' shares as an investment or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

TABLE OF CONTENTS

                                                                            PAGE
Information About The Funds

Touchstone Conservative ETF Fund

Touchstone Moderate ETF Fund

Touchstone Aggressive ETF Fund

Touchstone Enhanced ETF Fund

Investment Strategies And Risks

The Funds' Management

Investing With Touchstone

Distributions And Taxes

For More Information

INFORMATION ABOUT THE FUNDS

TOUCHSTONE VARIABLE SERIES TRUST

Touchstone Variable Series Trust (the "Trust") is a group of 15 mutual funds, only 4 of which are described in this prospectus (each a "Fund," collectively, the "Funds"). Each of the Trust's Funds has a different investment goal and risk level. The Trust is part of the Touchstone Family of Funds, which also consists of Touchstone Investment Trust, a group of taxable bond and money market mutual funds, Touchstone Strategic Trust, a group of equity mutual funds, and Touchstone Tax-Free Trust, a group of tax-free bond and money market mutual funds.

Shares of each Fund described in this Prospectus can be purchased by insurance company separate accounts. You can invest indirectly in the Funds through your purchase of a variable annuity contract or variable life policy. When you purchase a variable annuity contract or variable life policy, you decide how to invest your purchase payments by selecting from the available investment options.

You should read the prospectus for the variable annuity contract or variable life policy that you want to purchase to learn about purchasing a contract and selecting your investment options. That prospectus also contains information about the contract, your investment options, and expenses related to purchasing a variable annuity contract or variable life policy.

TOUCHSTONE FUNDS OF ETF FUNDS

This prospectus specifically provides information about the Touchstone Funds of ETF Funds, which are mutual funds that invest fixed percentages of assets in various exchange-traded funds, including series of the iShares(R) Trust.* Because the Funds invest in other mutual funds rather than in individual securities, each Fund is considered a "fund of funds" and bears a proportionate share of the expenses charged by the underlying funds in which it invests. In addition, an exchange-traded fund ("ETF") is a fund that is traded like a stock on a securities exchange and may be purchased and sold throughout the trading day based on its market price. Each fund of the iShares Trust is an ETF that is an "index fund," which seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index.

Each Fund allocates its assets among a group of ETFs in different percentages. Therefore, each Fund has different indirect asset allocations of stocks, bonds, and cash, reflecting varying degrees of potential investment risk and reward for different investment styles and life stages. These asset allocations provide four diversified, distinct options that can meet a wide variety of investment needs. The allocation of stocks and bonds in each Fund reflects greater or lesser emphasis on pursuing current income or growth of capital. This prospectus describes the key features of each Fund, as well as important additional information.

----------
* iShares(R) is a registered mark of Barclays Global Investors, N.A. ("BGI"). BGI's only relationship to the Trust and its affiliates is the licensing of certain trademarks and trade names of BGI. The Touchstone Funds of ETF Funds are not sponsored, endorsed, sold, or promoted by BGI. BGI makes no representations or warranties to the shareholders of the Touchstone Funds of ETF Funds or any member of the public regarding the advisability of investing in the Touchstone Funds of ETF Funds or the iShares Funds. BGI has no obligation or liability in connection with the operation, marketing, or trading of the Touchstone Funds of ETF Funds.

TOUCHSTONE CONSERVATIVE ETF FUND

THE FUND'S INVESTMENT GOAL

The Touchstone Conservative ETF Fund seeks total return by investing for income and capital appreciation.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in a group of funds of the iShares Trust according to a fixed risk-based, market-optimized formula that typically results in an allocation of about 65% of assets in bonds and 35% in stocks. In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying fund's investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

The Fund currently plans to invest in the following funds at the percentages indicated:

iShares(R) Trust: iShares Lehman Aggregate Bond Fund                            54%

iShares(R) Trust: iShares Lehman 1-3 Treasury Bond Fund                         13%

iShares(R) Trust: iShares MSCI EAFE Index Fund                                   7%

iShares(R) Trust: iShares S&P MidCap 400 BARRA/Value Index Fund                  2%

iShares(R) Trust: iShares S&P MidCap 400 BARRA/Growth Index Fund                 2%

iShares(R) Trust: iShares S&P SmallCap 600 BARRA/Value Index Fund                3%

iShares(R) Trust: iShares S&P SmallCap 600 BARRA/Growth Index Fund               2%

iShares(R) Trust: iShares S&P 500/BARRA Value Index Fund                         6%

iShares(R) Trust: iShares S&P 500/BARRA Growth Index Fund                       11%

As a result of market gains or losses, the percentage of the Fund's assets invested in stocks or bonds at any given time may be different than the asset allocation model shown above. The sub-advisor will rebalance the Fund's assets annually in accordance with the asset allocation model then in effect. At that time, the sub-advisor will review and update the model according to the formula. The sub-advisor reserves the right to rebalance more or less frequently depending on market conditions, investment experience, and other factors as it deems appropriate.

THE KEY RISKS

The value of an investment in the Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds. The key risks of an investment in the Fund include the key risks of investing in the underlying funds. The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

      -   If the securities market as a whole goes down
      - If any of the underlying funds in the Fund's portfolio do not increase in value as expected
      - If interest rates go up, causing the value of debt securities held by an underlying fund to decline
      - If the issuer of a debt security is unable to make timely payments of principal or interest when due
      - If returns from the types of securities in which an underlying fund invests underperform returns from the various general securities markets or different asset classes
      - Because investments in foreign securities may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors
      - Because an underlying index may, at various times, concentrate in the securities of a particular industry, group of industries, or sector, and when a fund is overweighted in an industry, group of industries, or sector, it may be more sensitive to any single economic, business, political, or regulatory occurrence than a fund that is not overweighted in an industry, group of industries, or sector
      - Because the market value of exchange-traded fund shares may differ from their net asset value as a result of market supply and demand, the shares may trade at a premium or discount
      - If the sub-advisor's asset allocation decisions do not anticipate market trends successfully

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about the securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies And Risks" later in this Prospectus.

PERFORMANCE NOTE

Performance information is only shown for those Funds that have had a full calendar year of operations. Since the Touchstone Conservative ETF Fund started on ______, 2004, there is no performance information included in this Prospectus.

FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included expenses would be higher.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum Sales Charge Imposed on Purchases                N/A
Maximum Deferred Sales Charge                            N/A

ANNUAL OPERATING EXPENSES (expenses that are deducted from Fund assets)

Management Fee                                  0.40%
Other Expenses*                                 0.45%
                                                -----
Total Annual Fund Operating Expenses            0.85%
Fee Waiver and/or Expense Reimbursement**       0.35%
                                                -----
Net Expenses                                    0.50%

*   These expenses are estimated for the current fiscal year.
** Touchstone Advisors has contractually agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to 0.50%. This agreement will remain in place until at least December 31, 2004.

In addition to the direct expenses of the Fund set forth above, the Fund will also bear the expenses of the underlying funds in which it invests. Based on actual expenses of the underlying funds for each of their most recent fiscal years, the Fund's estimated total annual expenses would be 1.06% before waivers and/or reimbursements and 0.71% after waivers and/or reimbursements.

EXAMPLE

The following example should help you compare the cost of investing in the Touchstone Conservative ETF Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e. the first year, in the example. The Example does not take into account the fees and expenses relating to the variable annuity contract or variable life policy; if fees or other expenses related to the variable annuity contract or variable life policy were included, costs in the Example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 1 YEAR            3 YEARS
 ------            -------
$   72.75          $ 303.63

TOUCHSTONE MODERATE ETF FUND

THE FUND'S INVESTMENT GOAL

The Touchstone Moderate ETF Fund seeks total return by investing primarily for capital appreciation and secondarily for income.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in a group of funds of the iShares Trust according to a fixed risk-based, market-optimized formula that typically results in an allocation of about 60% of assets in stocks and 40% in bonds. In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying fund's investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

The Fund currently plans to invest in the following funds at the percentages indicated:

iShares(R) Trust: iShares Lehman Aggregate Bond Fund                            42%

iShares(R) Trust: iShares MSCI EAFE Index Fund                                   5%

iShares(R) Trust: iShares S&P MidCap 400 BARRA/Value Index Fund                  9%

iShares(R) Trust: iShares S&P MidCap 400 BARRA/Growth Index Fund                 3%

iShares(R) Trust: iShares S&P SmallCap 600 BARRA/Value Index Fund                5%

iShares(R) Trust: iShares S&P SmallCap 600 BARRA/Growth Index Fund               3%

iShares(R) Trust: iShares S&P 500/BARRA Value Index Fund                        13%

iShares(R) Trust: iShares S&P 500/BARRA Growth Index Fund                       20%

As a result of market gains or losses, the percentage of the Fund's assets invested in stocks or bonds at any given time may be different than the asset allocation model shown above. The sub-advisor will rebalance the Fund's assets annually in accordance with the asset allocation model then in effect. At that time, the sub-advisor will review and update the model according to the formula. The sub-advisor reserves the right to rebalance more or less frequently depending on market conditions, investment experience, and other factors as it deems appropriate.

THE KEY RISKS

The value of an investment in the Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds. The key risks of an investment in the Fund include the key risks of investing in the underlying funds. The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

      -   If the securities market as a whole goes down
      - If any of the underlying funds in the Fund's portfolio do not increase in value as expected
      - If interest rates go up, causing the value of debt securities held by an underlying fund to decline
      - If the issuer of a debt security is unable to make timely payments of principal or interest when due
      - If returns from the types of securities in which an underlying fund invests underperform returns from the various general securities markets or different asset classes
      - Because investments in foreign securities may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors
      - Because an underlying index may, at various times, concentrate in the securities of a particular industry, group of industries, or sector, and when a fund is overweighted in an industry, group of industries, or sector, it may be more sensitive to any single economic, business, political, or regulatory occurrence than a fund that is not overweighted in an industry, group of industries, or sector
      - Because the market value of exchange-traded fund shares may differ from their net asset value as a result of market supply and demand, the shares may trade at a premium or discount
      - If the sub-advisor's asset allocation decisions do not anticipate market trends successfully

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about the securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies And Risks" later in this Prospectus.

PERFORMANCE NOTE

Performance information is only shown for those Funds that have had a full calendar year of operations. Since the Touchstone Moderate ETF Fund started on ______, 2004, there is no performance information included in this Prospectus.

FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included expenses would be higher.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum Sales Charge Imposed on Purchases                       N/A
Maximum Deferred Sales Charge                                   N/A

ANNUAL OPERATING EXPENSES (expenses that are deducted from Fund assets)

Management Fee                                      0.40%
Other Expenses*                                     0.45%
                                                    -----
Total Annual Fund Operating Expenses                0.85%
Fee Waiver and/or Expense Reimbursement**           0.35%
                                                    -----
Net Expenses                                        0.50%

*   These expenses are estimated for the current fiscal year.
** Touchstone Advisors has contractually agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to 0.50%. This agreement will remain in place until at least December 31, 2004.

In addition to the direct expenses of the Fund set forth above, the Fund will also bear the expenses of the underlying funds in which it invests. Based on actual expenses of the underlying funds for each of their most recent fiscal years, the Fund's estimated total annual expenses would be 1.06% before waivers and/or reimbursements and 0.71% after waivers and/or reimbursements.

EXAMPLE

The following example should help you compare the cost of investing in the Touchstone Moderate ETF Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e. the first year, in the example. The Example does not take into account the fees and expenses relating to the variable annuity contract or variable life policy; if fees or other expenses related to the variable annuity contract or variable life policy were included, costs in the Example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 1 YEAR             3 YEARS
 ------             -------
$  72.75           $  303.63

TOUCHSTONE AGGRESSIVE ETF FUND

THE FUND'S INVESTMENT GOAL

The Touchstone Aggressive ETF Fund seeks capital appreciation.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in a group of funds of the iShares Trust according to a fixed risk-based, market-optimized formula that typically results in an allocation of about 80% of assets in stocks and 20% in bonds. In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying fund's investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

The Fund currently plans to invest in the following funds at the percentages indicated:

iShares(R) Trust: iShares Lehman Aggregate Bond Fund                            19%

iShares(R) Trust: iShares MSCI EAFE Index Fund                                   4%

iShares(R) Trust: iShares S&P MidCap 400 BARRA/Value Index Fund                 13%

iShares(R) Trust: iShares S&P MidCap 400 BARRA/Growth Index Fund                 5%

iShares(R) Trust: iShares S&P SmallCap 600 BARRA/Value Index Fund                8%

iShares(R) Trust: iShares S&P SmallCap 600 BARRA/Growth Index Fund               3%

iShares(R) Trust: iShares S&P 500/BARRA Value Index Fund                        18%

iShares(R) Trust: iShares S&P 500/BARRA Growth Index Fund                       30%

As a result of market gains or losses, the percentage of the Fund's assets invested in stocks or bonds at any given time may be different than the asset allocation model shown above. The sub-advisor will rebalance the Fund's assets annually in accordance with the asset allocation model then in effect. At that time, the sub-advisor will review and update the model according to the formula. The sub-advisor reserves the right to rebalance more or less frequently depending on market conditions, investment experience, and other factors as it deems appropriate.

THE KEY RISKS

The value of an investment in the Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds. The key risks of an investment in the Fund include the key risks of investing in the underlying funds. The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

      -   If the securities market as a whole goes down

      - If any of the underlying funds in the Fund's portfolio do not increase in value as expected
      - If interest rates go up, causing the value of debt securities held by an underlying fund to decline
      - If the issuer of a debt security is unable to make timely payments of principal or interest when due
      - If returns from the types of securities in which an underlying fund invests underperform returns from the various general securities markets or different asset classes
      - Because investments in foreign securities may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors
      - Because an underlying index may, at various times, concentrate in the securities of a particular industry, group of industries, or sector, and when a fund is overweighted in an industry, group of industries, or sector, it may be more sensitive to any single economic, business, political, or regulatory occurrence than a fund that is not overweighted in an industry, group of industries, or sector
      - Because the market value of exchange-traded fund shares may differ from their net asset value as a result of market supply and demand, the shares may trade at a premium or discount
      - If the sub-advisor's asset allocation decisions do not anticipate market trends successfully

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about the securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies And Risks" later in this Prospectus.

PERFORMANCE NOTE

Performance information is only shown for those Funds that have had a full calendar year of operations. Since the Touchstone Aggressive ETF Fund started on ______, 2004, there is no performance information included in this Prospectus.

FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included expenses would be higher.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum Sales Charge Imposed on Purchases                          N/A
Maximum Deferred Sales Charge                                      N/A

ANNUAL OPERATING EXPENSES (expenses that are deducted from Fund assets)

Management Fee                                       0.40%
Other Expenses*                                      0.45%
                                                     -----
Total Annual Fund Operating Expenses                 0.85%
Fee Waiver and/or Expense Reimbursement**            0.35%
                                                     -----
Net Expenses                                         0.50%

*   These expenses are estimated for the current fiscal year.
** Touchstone Advisors has contractually agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to 0.50%. This agreement will remain in place until at least December 31, 2004.

In addition to the direct expenses of the Fund set forth above, the Fund will also bear the expenses of the underlying funds in which it invests. Based on actual expenses of the underlying funds for each of their most recent fiscal years, the Fund's estimated total annual expenses would be 1.06% before waivers and/or reimbursements and 0.71% after waivers and/or reimbursements.

EXAMPLE

The following example should help you compare the cost of investing in the Touchstone Aggressive ETF Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e. the first year, in the example. The Example does not take into account the fees and expenses relating to the variable annuity contract or variable life policy; if fees or other expenses related to the variable annuity contract or variable life policy were included, costs in the Example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 1 YEAR             3 YEARS
 ------             -------
$  72.75           $  303.63

TOUCHSTONE ENHANCED ETF FUND

THE FUND'S INVESTMENT GOAL

The Touchstone Enhanced ETF Fund seeks high capital appreciation.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in a group of funds of the iShares Trust according to a fixed risk-based, market-optimized formula that varies asset class weights over time to focus on those with the best potential for appreciation. Those asset classes with the best relative strength, as measured by their relative performance over the prior six months, are overweighted for six months, while the other asset classes are underweighted, thereby increasing the potential for enhanced performance with lower volatility. In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying fund's investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

Based on the strategy outlined above, as of December 31, 2003, the Fund would have invested in the following funds at the percentages indicated:

iShares(R) Trust: iShares Lehman Aggregate Bond Fund                             3%

iShares(R) Trust: iShares MSCI EAFE Index Fund                                  22%

iShares(R) Trust: iShares S&P MidCap 400 BARRA/Value Index Fund                 22%

iShares(R) Trust: iShares S&P MidCap 400 BARRA/Growth Index Fund                 3%

iShares(R) Trust: iShares S&P SmallCap 600 BARRA/Value Index Fund               22%

iShares(R) Trust: iShares S&P SmallCap 600 BARRA/Growth Index Fund              22%

iShares(R) Trust: iShares S&P 500/BARRA Value Index Fund                         3%

iShares(R) Trust: iShares S&P 500/BARRA Growth Index Fund                        3%

As a result of market gains or losses, the percentage of the Fund's assets invested in stocks or bonds at any given time may be different than the asset allocation model shown above. The sub-advisor will rebalance the Fund's assets semiannually in accordance with the asset allocation model then in effect and will review and update the model according to the formula periodically through the year. The sub-advisor reserves the right to rebalance more or less frequently depending on market conditions, investment experience, and other factors as it deems appropriate.

THE KEY RISKS

The value of an investment in the Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds. The key risks of an investment in the Fund include the key risks of investing in the underlying funds. The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

      -   If the securities market as a whole goes down
      - If any of the underlying funds in the Fund's portfolio do not increase in value as expected
      - If interest rates go up, causing the value of debt securities held by an underlying fund to decline
      - If the issuer of a debt security is unable to make timely payments of principal or interest when due
      - If returns from the types of securities in which an underlying fund invests underperform returns from the various general securities markets or different asset classes
      - Because investments in foreign securities may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors
      - Because an underlying index may, at various times, concentrate in the securities of a particular industry, group of industries, or sector, and when a fund is overweighted in an industry, group of industries, or sector, it may be more sensitive to any single economic, business, political, or regulatory occurrence than a fund that is not overweighted in an industry, group of industries, or sector
      - Because the market value of exchange-traded fund shares may differ from their net asset value as a result of market supply and demand, the shares may trade at a premium or discount
      - If the sub-advisor's asset allocation decisions do not anticipate market trends successfully

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about the securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies And Risks" later in this Prospectus.

PERFORMANCE NOTE

Performance information is only shown for those Funds that have had a full calendar year of operations. Since the Touchstone Enhanced ETF Fund started on ______, 2004, there is no performance information included in this Prospectus.

FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included expenses would be higher.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum Sales Charge Imposed on Purchases                       N/A
Maximum Deferred Sales Charge                                   N/A

ANNUAL OPERATING EXPENSES (expenses that are deducted from Fund assets)

Management Fee                                               0.40%
Other Expenses*                                              0.45%
                                                             -----
Total Annual Fund Operating Expenses                         0.85%
Fee Waiver and/or Expense Reimbursement**                    0.35%
                                                             -----
Net Expenses                                                 0.50%

*   These expenses are estimated for the current fiscal year.
** Touchstone Advisors has contractually agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to 0.50%. This agreement will remain in place until at least December 31, 2004.

In addition to the direct expenses of the Fund set forth above, the Fund will also bear the expenses of the underlying funds in which it invests. Based on actual expenses of the underlying funds for each of their most recent fiscal years, the Fund's estimated total annual expenses would be 1.12% before waivers and/or reimbursements and 0.77% after waivers and/or reimbursements.

EXAMPLE

The following example should help you compare the cost of investing in the Touchstone Enhanced ETF Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e. the first year, in the example. The Example does not take into account the fees and expenses relating to the variable annuity contract or variable life policy; if fees or other expenses related to the variable annuity contract or variable life policy were included, costs in the Example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 1 YEAR             3 YEARS
 ------             -------
$  78.90           $  322.63

INVESTMENT STRATEGIES AND RISKS

CAN A FUND DEPART FROM ITS NORMAL STRATEGIES?

Each Fund may depart from its investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. During these times, a Fund may not achieve its investment goals.

DO THE FUNDS ENGAGE IN ACTIVE TRADING OF SECURITIES?

The Touchstone Enhanced ETF Fund may engage in active trading of its underlying fund assets to achieve its investment goal. Frequent trading increases transaction costs, which may lower the Fund's performance.

CAN A FUND CHANGE ITS INVESTMENT GOAL?

Each Fund may change its investment goal by a vote of the Board of Trustees without shareholder approval. You would be notified at least 30 days before any such change takes effect.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS

ASSETS. A Fund's assets are defined as net assets plus the amount of any borrowings for investment purposes. This definition applies to the discussion of the Funds' principal investment strategies.

EXCHANGE-TRADED FUNDS. An ETF is a fund that holds a portfolio of common stocks designed to track the performance of a particular securities index or sector of an index, like the S&P 500 or NASDAQ, or a portfolio of bonds that may be designed to track a bond index. Because they may be traded like stocks on a securities exchange (e.g., the American Stock Exchange), ETFs may be purchased and sold throughout the trading day based on their market price. Each share of an ETF represents an undivided ownership interest in the portfolio held by an ETF. ETFs that track indices or sectors of indices hold either:

      - shares of all of the companies (or, for a fixed income ETF, bonds) that are represented by a particular index in the same proportion that is represented in the index itself; or
      - shares of a sampling of the companies (or, for a fixed income ETF, bonds) that are represented by a particular index in a proportion meant to track the performance of the entire index.

ETFs are generally registered as investment companies and issue large blocks of shares (typically 50,000) called "creation units" in exchange for a specified portfolio of the ETF's underlying securities, plus a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit. Creation units are redeemed in kind for a portfolio of the underlying securities (based on the ETF's net asset value), together with a cash payment generally equal to accumulated dividends as of the date of redemption. As investment companies, ETFs incur fees and expenses such as trustees fees, operating expenses, licensing fees, registration fees, and marketing expenses, each of which will be reflected in the net asset value of ETFs. Accordingly, ETF shareholders pay their proportionate share of these expenses.

MONEY MARKET INSTRUMENTS include:

      -   Bank obligations
      -   Short-term government securities
      -   Short-term corporate debt securities
      -   Short-term municipal securities
      -   Variable and floating rate securities

BANK OBLIGATIONS include:

      - Certificates of deposit, which are issued by banks in exchange for the deposit of funds and have penalties for early withdrawal
      - Bankers' acceptances, which are bills of exchange used by corporations to finance the shipment and storage of goods and to furnish dollar exchange
      - Time deposits, which are deposits in a bank that earn a specified interest rate over a given period of time

U.S. GOVERNMENT SECURITIES include:

      - Obligations issued directly by the U.S. Treasury such as Treasury bills, notes and bonds
      - Obligations issued by agencies or instrumentalities of the U.S. Government, such as Government National Mortgage Association, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, Student Loan Marketing Association, Small Business Administration and Tennessee Valley Authority and the Overseas Private Investment Corporation (OPIC)
      -   U.S. Treasuries issued without interest coupons (STRIPS)
      - Inflation-indexed bonds issued by the U.S. Treasury whose principal value is periodically adjusted to the rate of inflation

Some U.S. Government securities are backed by the full faith and credit of the U.S. Treasury, meaning that payment of principal and interest is guaranteed by the U.S. Treasury. Other U.S. Government securities are backed only by the credit of the agency or instrumentality issuing the security, which may include the right of the issuer to borrow from the U.S. Treasury.

CORPORATE DEBT SECURITIES. Corporate debt securities are obligations of a corporation to pay interest and repay principal. Corporate debt securities include commercial paper, notes and bonds.

MUNICIPAL SECURITIES. Municipal securities are issued to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to lend money to other public institutions. The two types of municipal securities are general obligation and revenue bonds. General obligation bonds are secured by the issuer's full faith and credit and taxing power, while revenue bonds are backed only by the revenues of the specific project.

VARIABLE AND FLOATING RATE SECURITIES. Variable and floating rate securities are securities with interest rates that are adjusted when a specific interest rate index changes (floating rate securities) or on a schedule (variable rate securities).

REPURCHASE AGREEMENTS. Repurchase Agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. Government, its agencies, and instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date. This date is usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the purchased security.

RISKS OF INVESTING IN THE FUNDS

The value of an investment in a Fund is based primarily on the performance of its underlying funds and the allocation of the Fund's assets among them. Therefore, the risks of an investment in a Fund include the risks of investing in its underlying funds.

MARKET RISK. An underlying fund that invests in securities is subject to market risk. Securities prices in general may decline over short or even extended periods, regardless of the success or failure of a particular company's operations. Securities markets tend to run in cycles, with periods when prices generally go up and periods when they generally go down. Common stock prices tend to go up and down more than those of bonds.

      - Small Cap Companies. Small cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

      - Mid Cap Companies. Mid cap stock risk is the risk that stocks of mid-sized companies may be subject to more abrupt or erratic movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

      - Emerging Growth Companies. Investment in emerging growth companies is subject to enhanced risks because such companies generally have limited product lines, markets or financial resources and often exhibit a lack of management depth. The securities of such companies can be difficult to sell and are usually more volatile than securities of larger, more established companies.

      - Real Estate Investment Trusts (REITs). Investment in REITs is subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks). REITs are more sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also lose value due to changes in tax or other regulatory requirements.

      - Technology Securities. The value of technology securities may fluctuate dramatically and technology securities may be subject to greater than average financial and market risk. Investments in the high technology sector include the risk that certain products and services may be subject to competitive pressures and aggressive pricing and the risk that new products will not meet expectations or even reach the marketplace.

      - Initial Public Offerings (IPOs). IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When a Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As a Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance.

ASSET CLASS RISK. The returns from the types of securities in which an underlying fund invests may underperform returns from the general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

INTEREST RATE RISK. An underlying fund that invests in debt securities is subject to the risk that the market value of the debt securities will decline because of rising interest rates. The prices of debt securities are generally linked to the prevailing market interest rates. In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Generally, the longer the maturity of a debt security the greater its sensitivity to changes in interest rates. To compensate investors for this higher risk, debt securities with longer maturities generally offer higher yields than debt securities with shorter maturities.

CREDIT RISK. The debt securities in an underlying fund's portfolio are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal. Securities rated in the lowest category of investment grade securities have some risky characteristics and changes in economic conditions are more likely to cause issuers of these securities to be unable to make payments.

FOREIGN INVESTING. Investing in foreign securities poses unique risks such as loss of value due to fluctuation in currency exchange rates and other factors, market illiquidity, price volatility, high trading costs, difficulties in settlement, regulations on stock exchanges, limits on foreign ownership, less stringent accounting, reporting and disclosure requirements, and other considerations. In the past, equity and debt instruments of foreign markets have had more frequent and larger price changes than those of U.S. markets.

TRACKING ERROR RISK. The underlying fund's returns may deviate from those of its index. Factors such as the fees and expenses of the underlying funds, imperfect correlation between an underlying fund's securities and those in its index, rounding of prices, and changes to the index and to regulatory policies may affect an underlying fund's ability to achieve close correlation with its index.

MARKET TRADING RISK. The shares of the underlying funds may trade at a premium or discount to their net asset value. The market value of exchange-traded fund shares may differ from the shares' net asset value. The net asset value of exchange-traded fund shares fluctuate with the changes in the market value of the fund's holdings, while the trading price of exchange-traded fund shares fluctuate in accordance with changes in net asset value as well as market supply and demand.

CONCENTRATION. If an underlying fund's index concentrates in a particular industry, group of industries, or sector, that fund may be adversely affected by the performance of those securities and subject to price volatility. In addition, an underlying fund that concentrates in a single industry or group of industries may be more susceptible to any single economic, market, political, or regulatory occurrence.

NON-DIVERSIFICATION RISK. The underlying funds may be non-diversified and, therefore, may hold fewer securities than a diversified fund. As a result, the underlying funds may be more sensitive to the risks associated with those securities or to any single economic, business, political, or regulatory occurrence.

OTHER INVESTMENT COMPANIES. Investments by a Fund in other investment companies will be subject to the provisions of the 1940 Act. As a shareholder of another investment company, a Fund would be subject to the same risks as any other investor in that company. In addition, it would bear a proportionate share of any fees and expenses paid by that company. These would be in addition to the advisory and other fees paid directly by the Fund.

THE FUNDS' MANAGEMENT

INVESTMENT ADVISOR

Touchstone Advisors, Inc., (the "Advisor" or "Touchstone Advisors") located at 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202 is the investment advisor of the Funds.

Touchstone Advisors has been registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the "Advisers Act"), since 1994. As of December 31, 2003, Touchstone Advisors had $2.6 billion in assets under management.

Touchstone Advisors is responsible for selecting a sub-advisor for the Funds who has shown good investment performance in its areas of expertise. The Board of Trustees of the Trust reviews and must approve the Advisor's selection. Touchstone Advisors considers various factors in evaluating a sub-advisor, including:

      -   Level of knowledge and skill
      -   Performance as compared to its peers or benchmark
      -   Consistency of performance over 5 years or more
      -   Level of compliance with investment rules and strategies
      -   Employees, facilities and financial strength
      -   Quality of service

Touchstone Advisors will also continually monitor the sub-advisor's performance through various analyses and through in-person, telephone and written consultations with the sub-advisors. Touchstone Advisors discusses its expectations for performance with each sub-advisor. Touchstone Advisors provides written evaluations and recommendations to the Board of Trustees, including whether or not the sub-advisor's contract should be renewed, modified, or terminated.

The Trust and Touchstone Advisors have applied for, and the SEC has granted, an exemptive order that permits the Trust or Touchstone Advisors, under certain circumstances, to select or change investment advisors, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval. A Fund must still obtain shareholder approval of any sub-advisory agreement with a sub-advisor affiliated with the Trust or Touchstone Advisors other than by reason of serving as a sub-advisor to one or more Funds. Shareholders of a Fund will be notified of any changes in the sub-advisor to that Fund.

Each Fund has agreed to pay Touchstone Advisors a fee for its services at an annual rate of 0.40% that is computed daily based on the Fund's average daily net assets and paid monthly. Out of this fee, Touchstone Advisors pays the sub-advisor a fee for its services. Touchstone Advisors is also responsible for running all of the operations of the Funds, except for those that are subcontracted to the sub-advisor, custodian, transfer agent, accounting services agent, and administrator.

The Funds' advisory fee schedule includes breakpoints in order to reduce the fee paid by the Funds to 0.38% for those assets over $50 million and 0.36% for those assets over $100 million.

SUB-ADVISOR

Todd Investment Advisors, Inc. ("Todd") located at 101 South Fifth St., Suite 3160, Louisville, KY 40202, serves as the Funds' sub-advisor. Todd makes the day-to-day operational and management decisions for the Funds and is responsible for determining the asset allocation model for the investments held by a Fund according to the applicable investment goals and strategies.

Todd has been registered as an investment advisor since 1967. Todd provides investment advisory services to individual and institutional clients.

John J. White, CFA, will have primary responsibility for the day-to-day management of the Funds. Mr. White joined Todd in 2002 and has 7 years of experience in creating and maintaining model portfolios and 20 years of industry experience. Mr. White is supported by Robert P. Bordogna, President and Chief Executive Officer, and Bosworth M. Todd, founder and Chairman. Mr. Bordogna and Mr. Todd have worked together since 1980.

Todd is an affiliate of Touchstone Advisors. Therefore, Touchstone Advisors may have a conflict of interest when making decisions to keep Todd as sub-advisor to the Funds. The Board of Trustees reviews all of Touchstone Advisors' decisions to reduce the possibility of a conflict of interest situation.

Touchstone Advisors pays Todd a fee for the services it provides to each Fund at an annual rate of 0.10% that is computed daily based on a Fund's average daily net assets and paid monthly.

UNDERWRITER

Touchstone Securities, Inc. ("Touchstone"), the Trust's principal underwriter, at its expense (from a designated percentage of its income) currently provides compensation to certain dealers. Touchstone pursues a focused distribution strategy with a limited number of dealers who have sold shares of a Fund or other Touchstone Funds. Compensation is limited to such dealers. Touchstone reviews and makes changes to the focused distribution strategy on a continual basis. These payments are generally based on a pro rata share of a dealer's sales. Touchstone may also provide compensation in connection with conferences, sales or training programs for employees, seminars for the public, advertising and other dealer-sponsored programs.

INVESTING WITH TOUCHSTONE

CHOOSING THE APPROPRIATE FUNDS TO MATCH YOUR GOALS

Investing well requires a plan. We recommend that you meet with your financial advisor to plan a strategy that will best meet your financial goals. Your financial advisor can help you buy a variable annuity contract or variable life policy that would allow you to choose the Funds.

PURCHASING SHARES

You cannot buy shares of the Funds directly. You can invest indirectly in the Funds through your purchase of a variable annuity contract or variable life policy. You should read this prospectus and the prospectus of the variable annuity contract or variable life policy carefully before you choose your investment options.

      - Investor Alert: Touchstone Variable Series Trust reserves the right to refuse any purchase order.

SELLING SHARES

To meet various obligations under the contracts, the separate accounts may sell Fund shares to generate cash. For example, a separate account may sell Fund shares and use the proceeds to pay a contract owner who requested a partial withdrawal or who canceled a contract. When a Fund sells shares, it sells shares of each of the underlying funds in the same percentage that it holds those shares as part of its portfolio of securities. Therefore, the relative percentage of a Fund's composition of underlying funds is not affected by the sale. Proceeds from the sale are usually sent to the separate account on the next business day. The Fund may suspend sales of shares or postpone payment dates when the New York Stock Exchange ("NYSE") is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as otherwise permitted by the SEC.

PRICING OF FUND SHARES

Each Fund's share price, also called net asset value ("NAV"), is determined as of the close of trading (normally 4:00 p.m., Eastern time) every day the NYSE is open. Each Fund calculates its NAV per share by dividing the total value of its net assets by the number of its shares outstanding. Shares are purchased or sold at the NAV next determined after your purchase for sale order is received in proper form by Touchstone, or its authorized agent.

Each Fund's investments are valued based on market value or, if no market value is available, based on fair value as determined by the Board of Trustees (or under their direction). All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values. Some specific pricing strategies follow:

      - All short-term dollar-denominated investments that mature in 60 days or less are valued on the basis of amortized cost which the Board of Trustees has determined represents fair value.
      - Securities that do not have available market prices are priced at their fair value using consistent procedures established in good faith by the Board of Trustees.

DISTRIBUTIONS AND TAXES

DIVIDENDS AND OTHER DISTRIBUTIONS

Each Fund intends to distribute to its insurance company shareholders substantially all of its income and capital gains. Each Fund will declare and pay dividends annually. Distributions of any net realized long-term and short-term capital gains earned by a Fund will be made at least annually. For information about dividends and other distributions in connection with an investment in a variable annuity contract or variable life policy, see the prospectus for your variable annuity contract or variable life policy.

TAX INFORMATION

Below the Funds have summarized some important tax issues that affect the Funds and their insurance company shareholders. This summary is based on current tax laws, which may change. For more information about the tax consequences of an investment in a variable annuity contract or variable life policy, see the prospectus for your variable annuity contract or variable life policy.

The Funds expect that they will not have to pay income taxes if they distribute all of their income and gains. Net income and realized capital gains that the Funds distribute are not currently taxable when left to accumulate within a variable annuity contract or variable life policy. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Funds and federal income taxation of owners of variable annuity contracts or variable life policies, refer to the prospectus for your variable annuity contract or variable life policy.

[SIDEBAR TEXT]
You should consult with your tax advisor to address your own tax situation.

FOR MORE INFORMATION

For investors who want more information about the Funds, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds and is legally a part of this prospectus.

ANNUAL/SEMIANNUAL REPORTS: The Funds' annual and semiannual reports ("the reports") provide additional information about the Funds' investments. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You can get free copies of the SAI, the reports, other information and answers to your questions about the Funds by contacting your financial advisor, or the Funds at:

                            Touchstone Service Center
                                  400 Broadway
                             Cincinnati, Ohio 45202
                             800.669.2796 (Press 2)

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington D.C. You can receive information about the operation of the Public Reference Room by calling the SEC at 1.202.942.8090.

Reports and other information about the Funds are available on the SEC's Internet site at http://www.sec.gov. For a fee, you can get text-only copies of reports and other information, by writing the Public Reference Room of the SEC, 450 Fifth Street, NW, Washington, D.C. 20549-0102, or by sending an e-mail request to: publicinfo@sec.gov.

Investment Company Act file no. 811-8416

                        TOUCHSTONE VARIABLE SERIES TRUST

                        Touchstone Conservative ETF Fund
                          Touchstone Moderate ETF Fund
                         Touchstone Aggressive ETF Fund
                          Touchstone Enhanced ETF Fund

                       Statement of Additional Information
                                __________, 2004

     This Statement of Additional Information is not a Prospectus, but it relates to the Funds' Prospectus dated __________, 2004.

     You can get a free copy of the Funds' Prospectus, request other information, and discuss your questions about the Funds by contacting your financial advisor or Touchstone at:

                   Touchstone Variable Annuity Service Center
                                 Mail Station 74
                                  400 Broadway
                             Cincinnati, Ohio 45202
                            (800) 669-2796 (Press 2)
                         http://www.touchstonefunds.com

     You can view the Funds' Prospectus, as well as other reports, at the Public Reference Room of the Securities and Exchange Commission.

     You can get text-only copies:

             For a fee by writing to or calling the Public Reference Room of the Commission, Washington, D.C. 20549-0102.
             Telephone:  202-942-8090.
             Free from the Commission's Internet website at http://www.sec.gov.

                                        TABLE OF CONTENTS

                                                                    PAGE
                                                                    ----
The Trust and the Funds

Description of the Funds and Their Investments and Risks

Investment Restrictions

Code of Ethics

Proxy Voting Procedures

Management of the Trust

Investment Advisory and Other Services

The Distributor

Additional Service Providers

Brokerage Allocation and Other Practices

Capital Stock and Other Securities

Purchase, Redemption and Pricing of Shares

Taxation of the Funds

Appendix

                             THE TRUST AND THE FUNDS

     Touchstone Variable Series Trust (the "Trust") is composed of fifteen funds, four of which are described in this Statement of Additional Information:
Touchstone Conservative ETF Fund, Touchstone Moderate ETF Fund, Touchstone Aggressive ETF Fund, and Touchstone Enhanced ETF Fund (each, a "Fund" and collectively, the "Funds"). Each Fund is an open-end, diversified management investment company. The Trust was formed as a Massachusetts business trust on February 7, 1994.

     Touchstone Advisors, Inc. ("Touchstone" or the "Advisor") is the investment advisor of each Fund. The specific investments of each Fund are managed on a day-to-day basis by Todd Investment Advisors, Inc. ("Todd" or the "Sub-Advisor"), the Funds' sub-advisor. Integrated Fund Services, Inc. ("Integrated" or the "Administrator") serves as administrator, fund accounting and transfer agent to each Fund.

     Shares of each Fund have equal voting rights and liquidation rights. Each Fund shall vote separately on matters submitted to a vote of the shareholders except in matters where a vote of all series of the Trust in the aggregate is required by the Investment Company Act of 1940, as amended (the "1940 Act"), or otherwise. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of
Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.

     Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interest in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to any Fund are borne by that Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. Generally, the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his express consent.

     Under Massachusetts law, under certain circumstances, shareholders of a Massachusetts business trust could be deemed to have the same type of personal liability for the obligations of the Trust, as does a partner of a partnership. However, numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and the Trust is not aware of an instance where such result has occurred. In addition, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Trust Agreement also provides for the indemnification out of the Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Moreover, it provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. As a result, and particularly because the Trust assets are readily marketable and ordinarily substantially exceed liabilities, management believes that the risk of shareholder liability is slight and limited to circumstances in which the Trust itself would be unable to meet its obligations. Management believes that, in view of the above, the risk of personal liability is remote.

     The Prospectus, dated _________, 2004, provides the basic information investors should know before investing, and may be obtained without charge by calling the Trust at the telephone number listed on the cover. This Statement of Additional Information, which is not a prospectus, is intended to provide additional information regarding the activities and operations of the Trust and should be read in conjunction with the Prospectus. This Statement of Additional Information is not an offer of any Fund for which an investor has not received a Prospectus.

            DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

INVESTMENT GOALS

     The investment goal of each Fund is described in the Prospectus. There can be no assurance that any Fund will achieve its investment goal.

INVESTMENT STRATEGIES AND RISKS

     Each Fund seeks to achieve its investment goal by investing substantially all of its assets in a select group of exchange traded funds (ETFs) of the iShares(R) Trust* representing a different combinations of stocks, bonds, and cash investments and reflecting varying degrees of potential investment risk and reward. Each Fund may also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

                                                                   TOUCHSTONE    TOUCHSTONE   TOUCHSTONE   TOUCHSTONE
                                                                  CONSERVATIVE    MODERATE    AGGRESSIVE    ENHANCED
UNDERLYING FUNDS                                                    ETF FUND      ETF FUND     ETF FUND     ETF FUND
---------------------------------------------------------------------------------------------------------------------
iShares(R) Trust: iShares Lehman 1-3 Treasury Bond Fund               13%           --           --            --

iShares(R) Trust: iShares Lehman Aggregate Bond Fund                  54%           42%          19%            3%

iShares(R) Trust: iShares MSCI EAFE Index Fund                         7%            5%           4%           22%

iShares(R) Trust: iShares S&P MidCap 400 BARRA/Value Index Fund        2%            9%          13%           22%

iShares(R) Trust: iShares S&P MidCap 400 BARRA/Growth Index Fund       2%            3%           5%            3%

iShares(R) Trust: iShares S&P SmallCap 600 BARRA/Value Index Fund      3%            5%           8%           22%

iShares(R) Trust: iShares S&P SmallCap 600 BARRA/Growth Index Fund     2%            3%           3%           22%

iShares(R) Trust: iShares S&P 500/BARRA Value Index Fund               6%           13%          18%            3%

iShares(R) Trust: iShares S&P 500/BARRA Growth Index Fund             11%           20%          30%            3%

* iShares(R) is a registered mark of Barclays Global Investors, N.A. ("BGI"). BGI's only relationship to the Trust and its affiliates is the licensing of certain trademarks and trade names of BGI. The Touchstone Funds of ETF Funds are not sponsored, endorsed, sold, or promoted by BGI. BGI makes no representations or warranties to the shareholders of the Touchstone Funds of ETF Funds or any member of the public regarding the advisability of investing in the Touchstone Funds of ETF Funds or the iShares Funds. BGI has no obligation or liability in connection with the operation, marketing, or trading of the Touchstone Funds of ETF Funds.

The following information directly relates to the investment policies, techniques, and risks of the underlying funds. It provides information about the types of securities in which one or more of the Funds may invest through their investment in the underlying funds. However, the information in "Money Market Instruments" and "Repurchase Agreements" also applies generally to direct investments that may be made by the Funds.

GENERALLY

     The investment objective of each underlying fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index representing a segment of the U.S. bond market (in the case of the underlying bond funds) or representing publicly traded equity securities of companies in a particular broad market, market segment, market sector or group of industries (in the case of the underlying equity funds). Each underlying fund is managed by Barclays Global Fund Advisors ("BGFA"), a subsidiary of BGI.

     Shares of each underlying fund are listed on the AMEX, the NYSE, or the CBOE and trade throughout the day on these listing exchanges and other secondary markets. There can be no assurance that the requirements of a listing exchange necessary to maintain the listing of shares of any underlying fund will continue to be met. A listing exchange may, but is not required to, remove the shares of an underlying fund from listing if (i) following the initial 12-month period beginning upon the commencement of trading of an underlying fund, there are fewer than 50 beneficial owners of the shares of an underlying fund for 30 or more consecutive trading days; (ii) the value of the underlying index on which such underlying fund is based is no longer calculated or available; or (iii) such other event shall occur or condition shall exist that, in the opinion of the listing exchange, makes further dealings on the listing exchange inadvisable. A listing exchange will remove the shares of an underlying fund from listing and trading upon termination of such underlying fund. As in the case of other publicly-traded securities, brokers' commissions on transactions will be based on negotiated commission rates at customary levels. The Trust reserves the right to adjust the share prices of shares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the applicable underlying fund.

THE FOLLOWING SECTION APPLIES TO THE iSHARES LEHMAN AGGREGATE BOND FUND.

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES

     The iShares Lehman Aggregate Bond Fund may invest in asset-backed and commercial mortgaged-backed securities (though it currently does not intend to do so). Asset-backed securities are securities backed by installment contracts, credit-card receivables or other assets. Commercial mortgage-backed securities are securities backed by commercial real estate properties. Both asset-backed and commercial mortgage-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made on a regular basis. The payments are, in effect, "passed through" to the holder of the securities (net of any fees paid to the issuer or guarantor of the securities). The average life of asset-backed and commercial mortgage-backed securities varies with the maturities of the underlying instruments and, as a result of prepayments, can often be less than the original maturity of the assets underlying the securities. For this and other reasons, an asset-backed and commercial mortgage-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely.

THE FOLLOWING SECTION APPLIES TO THE iSHARES LEHMAN 1-3 TREASURY BOND FUND AND iSHARES LEHMAN AGGREGATE BOND FUND.

BONDS

     Each underlying fund invests a substantial portion of its assets in U.S. registered, dollar-denominated bonds. A bond is an interest-bearing security issued by a company, governmental unit or, in some cases, a non-U.S. entity. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) periodically or on a specified maturity date.

     An issuer may have the right to redeem or "call" a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. Most bonds bear interest income at a "coupon" rate that is fixed for the life of the bond. The value of a fixed rate bond usually rises when market interest rates fall, and falls when market interest rates rise. Accordingly, a fixed rate bond's yield (income as a percent of the bond's current value) may differ from its coupon rate as its value rises or falls. Other types of bonds bear income at an interest rate that is adjusted periodically. Because of their adjustable interest rates, the value of "floating-rate" or "variable-rate" bonds fluctuates much less in response to market interest rate movements than the value of fixed rate bonds. Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordinated obligations. Bonds may be unsecured (backed only by the issuer's general creditworthiness) or secured (also backed by specified collateral).

THE FOLLOWING SECTION APPLIES TO ALL THE UNDERLYING FUNDS EXCEPT THE iSHARES LEHMAN 1-3 TREASURY BOND FUND AND iSHARES LEHMAN AGGREGATE BOND FUND.

CURRENCY TRANSACTIONS

     No underlying fund expects to engage in currency transactions for the purpose of hedging against declines in the value of the underlying fund's assets that are denominated in a foreign currency. An underlying fund may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with its distributions to shareholders, but may not enter into such contracts for speculative purposes.

     A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency.

     Foreign exchange transactions involve a significant degree of risk and the markets in which foreign exchange transactions are effected are highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity prices, can occur in such markets within very short periods of time, often within minutes. Foreign exchange trading risks include, but are not limited to, exchange rate risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in foreign currency. If BGFA utilizes foreign exchange transactions at an inappropriate time or judges market conditions, trends or correlations incorrectly, foreign exchange transactions may not serve their intended purpose of improving the correlation of an underlying fund's return with the performance of the underlying index and may lower the underlying fund's return. The underlying fund could experience losses if the value of its currency forwards, options and futures positions were poorly correlated with its other investments or if it could not close out its positions because of an illiquid market. In addition, each underlying fund could incur transaction costs, including trading commissions, in connection with certain foreign currency transactions.

DIVERSIFICATION STATUS

     Each underlying fund, except the iShares MSCI EAFE Index Fund, is diversified for purposes of the federal securities laws. With respect to 75% of an underlying fund's total assets, a diversified underlying fund does not invest more than 5% of its total assets in securities of any one issuer and does not acquire more than 10% of the outstanding voting securities of any one issuer (excluding cash and cash items, government securities, and securities of other investment companies). The remaining 25 percent of the underlying fund's total assets may be invested in any manner.

     A "non-diversified" classification means that an underlying fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer may dominate the underlying index of such an underlying fund and, consequently, the underlying fund's investment portfolio. This may adversely affect the underlying fund's performance or subject the underlying fund's shares to greater price volatility than that experienced by more diversified investment companies.

     In addition, both diversified and non-diversified underlying funds may concentrate their investments in a particular industry or group of industries, as noted in the description of such underlying fund. The securities of issuers in particular industries may dominate the underlying index of such an underlying fund and consequently the underlying fund's investment portfolio. This may adversely affect its performance or subject the underlying fund's shares to greater price volatility than that experienced by less concentrated investment companies.

     Each underlying fund, however (whether diversified or non-diversified), intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code, and to relieve the underlying fund of any liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the Internal Revenue Code severely limits the investment flexibility of certain underlying funds and makes it less likely that such underlying funds will meet their investment objectives.

THE FOLLOWING SECTION APPLIES TO ALL THE UNDERLYING FUNDS EXCEPT THE iSHARES LEHMAN 1-3 TREASURY BOND FUND AND iSHARES LEHMAN AGGREGATE BOND FUND.

FOREIGN SECURITIES

     Each underlying fund may purchase publicly traded common stocks of foreign corporations. Each underlying fund's investment in common stock of foreign corporations may also be in the form of American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs"). ADRs and GDRs are receipts, typically issued by a bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation.

     Investing in the securities of foreign companies involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, and potential restrictions of the flow of international capital. Foreign companies may be subject to less governmental regulation than U.S. companies. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

THE FOLLOWING SECTION APPLIES TO ALL THE UNDERLYING FUNDS EXCEPT THE iSHARES LEHMAN 1-3 TREASURY BOND FUND AND iSHARES LEHMAN AGGREGATE BOND FUND.

FUTURES AND OPTIONS

     Each underlying fund may enter into U.S. or foreign futures contracts, options and options on futures contracts. These futures contracts and options will be used to simulate full investment in the respective underlying index, to facilitate trading or to reduce transaction costs. Each underlying fund will only enter into futures contracts and options on futures contracts that are traded on a U.S. or foreign exchange. No underlying fund will use futures or options for speculative purposes. Each underlying fund intends to use futures and options in accordance with Rule 4.5 of the Commodity Exchange Act ("CEA"). The Trust, on behalf of each underlying fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, each underlying fund is not subject to registration or regulation as a commodity pool operator under the CEA.

     A call option gives a holder the right to purchase a specific security at a specified price ("exercise price") within a specified period of time. A put option gives a holder the right to sell a specific security at a specified price within a specified period of time. The initial purchaser of a call option pays the "writer" a premium, which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. Each underlying fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. Each underlying fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase.

     Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on investments that reflect the market value of common stock of the firms included in the investments. Each underlying fund may enter into futures contracts to purchase security investments when BGFA anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. Assets committed to futures contracts will be segregated by the custodian to the extent required by law.

     An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of each underlying fund. The potential for loss related to writing options is unlimited.

     Each underlying fund may purchase and write put and call options on futures contracts that are traded on a U.S. or foreign exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

     Upon entering into a futures contract, an underlying fund will be required to deposit with the broker an amount of cash or cash equivalents known as "initial margin," which is in the nature of a performance bond or good faith deposit on the contract and is returned to each underlying fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin", to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, each underlying fund may elect to close the position by taking an opposite position, which will operate to terminate the underlying fund's existing position in the contract.

THE FOLLOWING SECTION APPLIES TO ALL THE UNDERLYING FUNDS EXCEPT THE iSHARES LEHMAN 1-3 TREASURY BOND FUND AND iSHARES LEHMAN AGGREGATE BOND FUND.

ILLIQUID SECURITIES

     Each underlying fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

INVESTMENT COMPANIES, REITs

     Each underlying fund may invest in the securities of other investment companies (including money market funds) and (except with respect to the iShares Lehman 1-3 Treasury Bond Fund and iShares Lehman Aggregate Bond Fund) real estate investment trusts to the extent allowed by law. Under the 1940 Act, an underlying fund's investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the underlying fund's total assets with respect to any one investment company and (iii) 10% of the underlying fund's total assets with respect to investment companies in the aggregate. Each underlying fund may invest its assets in securities of money market funds advised by BGFA or otherwise affiliated with such underlying fund. No underlying fund will invest more than 10% of its total assets in investment companies or other pooled investment vehicles.

LENDING PORTFOLIO SECURITIES

     Pursuant to guidelines approved by the underlying fund's Board, each underlying fund may lend its portfolio securities to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the U.S., organized under the laws of a state, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, and such collateral being maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned plus any accrued interest or dividends; (2) the underlying fund may at any time call the loan and obtain the return of the securities loaned upon sufficient prior notification; (3) the underlying fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed the limits established by the 1940 Act. In determining whether or not to lend a security to a particular broker, dealer or financial institution, the underlying funds' securities lending agent considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer, or financial institution.

     An underlying fund will earn income for lending its securities because cash collateral pursuant to these loans will be invested subject to the investment objectives, principal investment strategies and policies of the underlying fund. In connection with lending securities, an underlying fund may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In either case, an underlying fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by the applicable underlying fund if a material event affecting the investment is to occur. An underlying fund may pay a portion of the interest or fees earned from securities lending to a borrower or securities lending agent.

     BGI acts as securities lending agent for the underlying funds, subject to the overall supervision of BGFA. Pursuant to an exemptive order granted by the Securities and Exchange Commission (the "SEC"), BGI is entitled to receive a portion of the revenues generated by securities lending activities as compensation for its services in this regard. The underlying funds have also obtained permission from the SEC (via exemptive order) to lend portfolio securities to certain affiliated borrowers, subject to a number of conditions.

MONEY MARKET INSTRUMENTS

     Each underlying fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which the underlying fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1+" or "A-1" by S&P or, if unrated, of comparable quality is determined by BGFA; and (iv) repurchase agreements. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions. BGFA received an exemptive order from the SEC which permits the funds it manages, including the underlying funds of the Trust, to invest in shares of money market funds affiliated with BGFA. Pursuant to this order, the underlying funds are permitted to invest in shares of money market funds affiliated with BGFA for cash management purposes.

THE FOLLOWING SECTION APPLIES TO THE iSHARES LEHMAN AGGREGATE BOND FUND.

MORTGAGE PASS-THROUGH SECURITIES

     A significant portion of the Lehman Brothers U.S. Aggregate Index (the "Lehman Aggregate Index") (recently, about 33%) represents the U.S. agency mortgage pass-through segment of the U.S. investment grade bond market. Therefore, a substantial portion of the Lehman Aggregate Bond Fund is invested to seek exposure to a representative sample of U.S. agency mortgage pass-through securities. The term "U.S. agency mortgage pass-through security" refers to a category of pass-through securities backed by pools of mortgages and issued by one of several U.S. government-sponsored enterprises: the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") or Federal Home Loan Mortgage Corporation ("FHLMC"). In the basic mortgage pass-through structure, mortgages with similar issuer, term and coupon characteristics are collected and aggregated into a "pool" consisting of multiple mortgage loans. The pool is assigned a CUSIP number and undivided interests in the pool are traded and sold as pass-through securities. The holder of the security is entitled to a pro rata share of principal and interest payments (including unscheduled prepayments) from the pool of mortgage loans. The portion of the Lehman Aggregate Index representing the mortgage pass-through segment of the U.S. investment grade bond market is comprised of multiple pools of mortgage pass-through securities.

     An investment in a specific pool of pass-through securities requires an analysis of the specific prepayment risk of mortgages within the covered pool (since mortgagors typically have the option to prepay their loans). The level of prepayments on a pool of mortgage securities is difficult to predict and can impact the subsequent cash flows and value of the mortgage pool. In addition, when trading specific mortgage pools, precise execution, delivery and settlement arrangements must be negotiated for each transaction. These factors combine to make trading in mortgage pools somewhat cumbersome. For these and other reasons, the iShares Lehman Aggregate Bond Fund seeks to obtain exposure to U.S. agency mortgage pass-through securities primarily through the use of "to-be-announced" or "TBA transactions." "TBA" refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities, and not to a separate type of mortgage-backed security. Most transactions in mortgage pass-through securities occur through the use of TBA transactions. TBA transactions generally are conducted in accordance with widely-accepted guidelines which establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, par amount, and price. The actual pools delivered generally are determined two days prior to settlement date. The underlying fund intends to use TBA transactions in several ways. For example, the underlying fund expects that it will regularly enter into TBA agreements and "roll over" such agreements prior to the settlement date stipulated in such agreements. This type of TBA transaction is sometimes known as a "TBA roll." In a "TBA roll" the underlying fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. In addition, the underlying fund may enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities stipulated in the TBA agreement. Default by or bankruptcy of a counterparty to a TBA transaction would expose the underlying fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the underlying fund will enter into TBA transactions only with established counterparties (such as major broker-dealers) and BGFA will monitor the creditworthiness of such counterparties. The underlying fund's use of "TBA rolls" may cause the underlying fund to experience higher portfolio turnover, higher transaction costs and to pay higher capital gain distributions to shareholders (which may be taxable) than the other underlying funds described herein.

     The iShares Lehman Aggregate Bond Fund intends to invest cash pending settlement of any TBA transactions in money market instruments, repurchase agreements or other high-quality, liquid short-term instruments, including money market funds affiliated with BGFA.

REPURCHASE AGREEMENTS

     Each underlying fund may enter into repurchase agreements with banks and securities dealers. Such transactions entail the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price, reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. Should an underlying fund enter into a repurchase agreement, each such underlying fund would maintain custody of the underlying securities prior to their repurchase. Thus, the obligation of the bank or the dealer to pay the repurchase price on the date agreed would be, in effect, secured by such securities. If the value of such securities were less than the repurchase price plus interest, the other party to the agreement would be required to provide additional collateral so that at all times the collateral is at least 100% of the repurchase price plus accrued interest. Default by or bankruptcy of a seller would expose each underlying fund to possible loss because of adverse market action, expenses or delays in connection with the disposition of the underlying obligations. The financial institutions with which each underlying fund may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government securities on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by BGFA. BGFA will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain the value of the securities subject to the agreement to equal at least 100% of the repurchase price (including accrued interest). In addition, BGFA will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to or greater than 100% of the repurchase price (including accrued premium) provided in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. BGFA will mark-to-market daily the value of the securities. Under the 1940 Act, repurchase agreements are considered loans.

THE FOLLOWING SECTION APPLIES TO ALL THE UNDERLYING FUNDS EXCEPT THE iSHARES LEHMAN 1-3 TREASURY BOND FUND AND iSHARES LEHMAN AGGREGATE BOND FUND.

REVERSE REPURCHASE AGREEMENTS

     Each underlying fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such transactions is that the underlying fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the underlying fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the underlying fund has an opportunity to earn a greater rate of interest on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and each underlying fund intends to use the reverse repurchase technique only when BGFA believes it will be advantageous to the underlying fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of each underlying fund's assets. The custodian bank will maintain a separate account for each underlying fund with securities having a value equal to or greater than such commitments. Under the 1940 Act, reverse repurchase agreements are considered borrowings.

THE FOLLOWING SECTION APPLIES TO ALL THE UNDERLYING FUNDS EXCEPT THE iSHARES LEHMAN 1-3 TREASURY BOND FUND AND iSHARES LEHMAN AGGREGATE BOND FUND.

SHORT-TERM INSTRUMENTS AND TEMPORARY INVESTMENTS

     Each underlying fund may invest in high-quality money market instruments on an ongoing basis to provide liquidity. The instruments in which an underlying fund may invest include: (i) short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises); (ii) negotiable certificates of deposit ("CDs"), bankers' acceptances, fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and that are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation ("FDIC");
(iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1+" or "A-1" by S&P, or, if unrated, of comparable quality as determined by BGFA, (iv) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than one year that are rated at least "Aa" by Moody's or "AA" by S&p; (v) repurchase agreements; and (vi) short-term, U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, at the time of investment have more than $10 billion, or the equivalent in other currencies, in total assets and in the opinion of BGFA are of comparable quality to obligations of U.S. banks which may be purchased by an underlying fund.

THE FOLLOWING SECTION APPLIES TO ALL THE UNDERLYING FUNDS EXCEPT THE iSHARES LEHMAN 1-3 TREASURY BOND FUND AND iSHARES LEHMAN AGGREGATE BOND FUND.

SWAP AGREEMENTS

     Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, the underlying fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of an underlying fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or high liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust's custodian bank. The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

THE FOLLOWING SECTION APPLIES TO THE iSHARES LEHMAN 1-3 TREASURY BOND FUND AND iSHARES LEHMAN AGGREGATE BOND FUND.

U.S. GOVERNMENT OBLIGATIONS

     The iShares Lehman 1-3 Treasury Bond Fund invests almost exclusively in various types of U.S. Government obligations and the iShares Lehman Aggregate Bond Fund invests a portion of its assets in U.S. Government obligations. U.S. Government obligations are a type of bond. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and Government National Mortgage Association (i.e., GNMA) certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with Federal National Mortgage Association (i.e., FNMA) notes). In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

THE FOLLOWING SECTION APPLIES TO ALL THE UNDERLYING FUNDS EXCEPT THE iSHARES LEHMAN 1-3 TREASURY BOND FUND AND iSHARES LEHMAN AGGREGATE BOND FUND.

GENERAL CONSIDERATIONS AND RISKS

     An investment in an underlying fund should be made with an understanding that the value of an underlying fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks in general and other factors that affect the market. An investment in an underlying fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of iShares). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

     Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stocks. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

     Although most of the securities in the underlying investments are listed on a national securities exchange, the principal trading market for some may be in the over-the-counter market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of an underlying fund's shares will be adversely affected if trading markets for an underlying fund's portfolio securities are limited or absent, or if bid/ask spreads are wide.

THE FOLLOWING SECTION APPLIES TO ALL THE UNDERLYING FUNDS EXCEPT THE iSHARES LEHMAN 1-3 TREASURY BOND FUND AND iSHARES LEHMAN AGGREGATE BOND FUND.

RISKS OF FUTURES AND OPTIONS TRANSACTIONS

     There are several risks accompanying the utilization of futures contracts and options on futures contracts. First, a position in futures contracts and options on futures contracts may be closed only on the exchange on which the contract was made (or a linked exchange). While each underlying fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time. Furthermore, because, by definition, futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the stock index future and the movement in the underlying index. In the event of adverse price movements, an underlying fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if an underlying fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, an underlying fund may be required to deliver the instruments underlying the future contracts it has sold.

     The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The underlying funds do not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The underlying funds, however, intend to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to direct investment in stocks.

     Utilization of futures and options on futures by an underlying fund involves the risk of imperfect or even negative correlation to the underlying index if the index underlying the futures contract differs from the underlying index. There is also the risk of loss by an underlying fund of margin deposits in the event of bankruptcy of a broker with whom an underlying fund has an open position in the futures contract or option. The purchase of put or call options will be based upon predictions by BGFA as to anticipated trends, which predictions could prove to be incorrect.

     Because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting each underlying fund to substantial losses. In the event of adverse price movements, each underlying fund would be required to make daily cash payments of variation margin.

     Although each underlying fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

THE FOLLOWING SECTION APPLIES TO ALL THE UNDERLYING FUNDS EXCEPT THE iSHARES LEHMAN 1-3 TREASURY BOND FUND AND iSHARES LEHMAN AGGREGATE BOND FUND.

RISKS OF SWAP AGREEMENTS

     The risk of loss with respect to swaps generally is limited to the net amount of payments that an underlying fund is contractually obligated to make. Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, an underlying fund will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws which could affect such underlying fund's rights as a creditor (e.g., an underlying fund may not receive the net amount of payments that it contractually is entitled to receive).

                             INVESTMENT RESTRICTIONS

     FUNDAMENTAL POLICIES. The fundamental policies of each Fund may not be changed with respect to the Fund without the approval of a "majority of the outstanding voting securities" of the Fund. "Majority of the outstanding voting securities" under the Investment Company Act of 1940, as amended (the "1940 Act"), and as used in this Statement of Additional Information and the Prospectus, means, the lesser of (i) 67% or more of the outstanding voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or (ii) more than 50% of the outstanding voting securities of the Fund.

     The following fundamental policies are applicable to the Funds. A Fund may not:

     (1) issue senior securities except as permitted by the 1940 Act, any rule, regulation or order under the 1940 Act, or any SEC staff interpretation of the 1940 Act;

     (2) engage in borrowing except as permitted by the 1940 Act, any rule, regulation or order under the 1940 Act, or any SEC staff interpretation of the 1940 Act;

     (3) underwrite securities issued by other persons, except to the extent that, in connection with the sale or disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain federal securities laws or in connection with investments in other investment companies;

     (4) concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) except that a Fund will concentrate to approximately the same extent that its underlying funds and their underlying index concentrates in the stocks of such particular industry or group of industries (for purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered issued by members of any industry);

     (5) purchase or sell real estate except that the Fund may (i) hold and sell real estate acquired as a result of the Fund's ownership of securities or other instruments, (ii) purchase or sell securities or other instruments backed by real estate, or interests in real estate, and (iii) purchase or sell securities of entities or investment vehicles, including real estate investment trusts, that invest, deal or otherwise engage in transactions in real estate or interests in real estate;

     (6) purchase or sell physical commodities except that the Fund may (i) hold and sell physical commodities acquired as a result of the Fund's ownership of securities or other instruments, (ii) purchase or sell securities or other instruments backed by physical commodities, (iii) purchase or sell options, and
(iv) purchase or sell futures contracts; and

     (7) make loans to other persons except that the Fund may (i) engage in repurchase agreements or reverse repurchase agreements, (ii) lend portfolio securities, (iii) purchase debt securities, (iv) purchase commercial paper, and
(v) enter into any other lending arrangement permitted by the 1940 Act, any rule, regulation or order under the 1940 Act, or any SEC staff interpretation of the 1940 Act.

If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values of assets will not constitute a violation of such restriction.

     NONFUNDAMENTAL POLICIES. All other policies of the Funds (or the Trust on behalf of each Fund) and their investment goals are nonfundamental and are changeable by the Board of Trustees without a shareholder vote.

                                 CODE OF ETHICS

     The Trust, the Advisor, and the Sub-Advisor have each adopted a Code of Ethics under Rule 17j-1 of the 1940 Act governing the personal investment activity by investment company personnel, including portfolio managers, and other persons affiliated with the Funds who may be in a position to obtain information regarding investment recommendations or purchases and sales of securities for a Fund. These Codes permit persons covered by the Codes to invest in securities for their own accounts, including securities that may be purchased or held by a Fund, subject to restrictions on investment practices that may conflict with the interests of the Funds.

                             PROXY VOTING PROCEDURES

     The Sub-Advisor has adopted policies and procedures for voting proxies relating to portfolio securities held by the Funds, including procedures used when a vote presents a conflict between the interests of a Fund's shareholders and those of the Sub-Advisor or its affiliates. Listed below is a summary of the Sub-Advisor's proxy voting procedures:

Todd will vote proxies solely in the best long-term interests of a client. Todd has adopted guidelines on key issues such as election of directors, stock incentive plans, expensing of options, severance agreements, takeover provisions, and social and environmental issues. Todd employs Institutional Shareholder Services ("ISS") to help it analyze particular issues. The following are examples of Todd's position on specific matters.

     - Todd will generally vote for proposals seeking to end the staggered election of directors and prefers that all directors be elected annually.

     - Todd will generally support proposals requiring a majority of independent directors on the board.

     -   Todd prefers to see the separation of Chairman and CEO positions.

     -   Todd prefers that all incumbent directors own company stock.

     - Todd prefers that all stock incentive plans be limited to restricted stock or other truly long-term incentive plans, but recognizes that short-term incentive plans do have a place in providing key executives with a balanced compensation program.

     -   Todd supports proposals requiring the expensing of options.

     If a conflict of interest should arise, Todd will inform its Executive Committee of the conflict and notify the shareholder why Todd's vote may differ from the shareholder's request. Todd will consider a shareholder's request but will vote only for what it believes will best advance the long-term interests of shareholders.

                             MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

     Overall responsibility for management and supervision of the Trust rests with the Board of Trustees. The Trustees approve all significant agreements between the Trust and the persons and companies that furnish services to the Trust.

     The names, ages, addresses, present position(s) with the Trust, principal occupation(s) for the past 5 years and other directorships held outside the fund complex for each Trustee and principal officer of the Trust are set forth in the following table:

TRUSTEES OF THE TRUST
INTERESTED TRUSTEES:

INTERESTED
TRUSTEES(1):

                                         TERM OF                                                   NUMBER
                                        OFFICE(2)                                                 OF FUNDS
                                          AND                                                     OVERSEEN
         NAME             POSITION       LENGTH                                                    IN THE           OTHER
        ADDRESS           HELD WITH      OF TIME       PRINCIPAL OCCUPATION(S) DURING PAST 5     TOUCHSTONE     DIRECTORSHIPS
          AGE             TRUST          SERVED                         YEARS                     FUNDS(3)         HELD(4)
--------------------------------------------------------------------------------------------------------------------------------
Jill T. McGruder          Trustee      Until          President and a director of IFS                29       Director of
Touchstone                             retirement     Financial Services, Inc. (a holding                     LaRosa's (a
Advisors, Inc.                         at age 75      company); director of Touchstone                        restaurant chain).
221 East Fourth Street                 or until she   Advisors, Inc. (the Trust's investment
Cincinnati, OH                         resigns or     advisor) and Touchstone Securities, Inc.
Age: 47                                is removed     (the Trust's distributor). She is Senior
                                                      Vice President of The Western and
                                       Trustee        Southern Life Insurance Company and a
                                       since 1999     director of Capital Analysts
                                                      Incorporated (a registered investment
                                                      advisor and broker-dealer), Integrated
                                                      Fund Services, Inc. (the Trust's
                                                      administrator and transfer agent) and
                                                      IFS Fund Distributors, Inc. (a
                                                      registered broker-dealer). She is also
                                                      President and a director of IFS Agency
                                                      Services, Inc. (an insurance agency),
                                                      W&S Financial Group Distributors, Inc.
                                                      and Fort Washington Brokerage Services,
                                                      Inc. (a registered broker-dealer). She
                                                      was President of Touchstone Advisors,
                                                      Inc. and Touchstone Securities, Inc.
                                                      until 2004 and President of Touchstone
                                                      Tax-Free Trust, Touchstone Investment
                                                      Trust, Touchstone Variable Series Trust
                                                      and Touchstone Strategic Trust until
                                                      2002.

John F. Barrett           Trustee      Until          Chairman of the Board, President and           29       Director of The
The Western and                        retirement     Chief Executive Officer of The Western                  Andersons Inc. (an
Southern Life Insurance                at age 75 or   and Southern Life Insurance Company and                 agribusiness and
Company                                until he       Western- Southern Life Assurance                        retailing company),
400 Broadway                           resigns or     Company; Director and Vice Chairman of                  Convergys
Cincinnati, OH                         is removed     Columbus Life Insurance Company;                        Corporation (a
Age: 53                                               Director of Eagle Realty Group, Inc.,                   provider of
                                       Trustee        and Chairman of Fort Washington                         integrated billing
                                       since 2002     Investment Advisors, Inc.                               solutions,
                                                                                                              customer care
                                                                                                              services and
                                                                                                              employee care
                                                                                                              services) and
                                                                                                              Fifth Third
                                                                                                              Bancorp.

John R. Lindholm          Trustee      Until          President and CEO of Integrity Life            11       Director of
Integrity Life Insurance               retirement     Insurance Company and National Integrity                National Integrity
Company                                at age 75      Life Insurance Company.  He was the                     Life Insurance
515 West Market                        or until       President of the Retail Business                        Company and
Street, 8th Floor                      he resigns     Division of Arm Financial Group from                    Integrity Life
Louisville, KY                         or is          1996 until 2000.                                        Insurance Company.
Age: 54                                removed

                                       Trustee
                                       since 2003

INDEPENDENT
TRUSTEES:

J. Leland Brewster II     Trustee      Until          Retired Senior Partner of Frost Brown          29       Director of
5155 Ivyfarm Road                      retirement     Todd LLC (a law firm).                                  Consolidated
Cincinnati, OH                         in 2005 or                                                             Health Services,
Age: 75                                until he                                                               Inc.
                                       resigns or
                                       is removed

                                       Trustee
                                       since 2000

William O. Coleman        Trustee      Until          Retired Vice President of The Procter &        29       Director of
c/o Touchstone                         retirement     Gamble Company.  A Trustee of The                       LCA-Vision (a
Advisors, Inc.                         at age 75      Procter & Gamble Profit Sharing Plan and                laser vision
221 East Fourth Street                 or until       The Procter & Gamble Employee Stock                     correction
Cincinnati, OH                         he resigns     Ownership Plan.                                         company) and
Age: 73                                or is                                                                  Millennium
                                       removed                                                                Bancorp.

                                       Trustee
                                       since 1999

Phillip R. Cox            Trustee      Until          President and Chief Executive Officer of       29       Director of the
105 East Fourth Street                 retirement     Cox Financial Corp. (a financial                        Federal Reserve
Cincinnati, OH                         at age 75      services company).                                      Bank of Cleveland;
Age: 55                                or until                                                               Broadwing, Inc. (a
                                       he resigns                                                             communications
                                       or is                                                                  company); and
                                       removed                                                                Cinergy
                                                                                                              Corporation (a
                                       Trustee                                                                utility company).
                                       since 1999

H. Jerome Lerner          Trustee      Until          Principal of HJL Enterprises (a                29       None
4700 Smith Road                        retirement     privately held investment company);
Cincinnati, OH                         at age 75      Chairman of Crane Electronics, Inc. (a
Age: 65                                or until       manufacturer of electronic connectors).
                                       he resigns
                                       or is
                                       removed

                                       Trustee
                                       since 1989

Oscar P. Robertson        Trustee      Until          President of Orchem, Inc. (a chemical          29       Director of
621 Tusculum Avenue                    retirement     specialties distributor), Orpack Stone                  Countrywide Credit
Cincinnati, OH                         at age 75      Corporation (a corrugated box                           Industries, Inc.
Age: 64                                or until       manufacturer) and ORDMS (a solution
                                       he resigns     planning firm).
                                       or is
                                       removed

                                       Trustee
                                       since 1995

Robert E. Stautberg       Trustee      Until          Retired Partner of KPMG LLP (a certified       29       Trustee of Good
4815 Drake Road                        retirement     public accounting firm).  He is Vice                    Samaritan
Cincinnati, OH                         at age 75      President of St. Xavier High School.                    Hospital, Bethesda
Age: 69                                or until                                                               Hospital and
                                       he resigns                                                             Tri-Health, Inc.
                                       or is
                                       removed

                                       Trustee
                                       since 1999

John P. Zanotti           Trustee      Until          CEO and Chairman of Avaton, Inc. (a            29       None
5400 Waring Drive                      retirement     wireless entertainment company).  CEO
Cincinnati, OH                         at age 75      and Chairman of Astrum Digital
Age: 54                                or until       Information (an information monitoring
                                       he resigns     company) from 2000 until 2001; President
                                       or is          of Great American Life Insurance Company
                                       removed        from 1999 until 2000; A Director of
                                                      Chiquita Brands International, Inc.
                                       Trustee        until 2000; Senior Executive of American
                                       since 2002     Financial Group, Inc. (a financial
                                                      services company) from 1996 until 1999.

(1) Ms. McGruder, as President and a director of Touchstone Advisors, Inc., the Trust's investment advisor, and Touchstone Securities, Inc., the Trust's distributor, is an "interested person" of the Trust within the meaning of
     Section 2(a)(19) of the 1940 Act. Mr. Barrett, as President and Chairman of The Western and Southern Life Insurance Company and Western-Southern Life Assurance Company, parent companies of Touchstone Advisors, Inc. and Touchstone Securities, Inc., and Chairman of Fort Washington Investment Advisors, Inc., a Trust sub-advisor, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Lindholm, as President and a director of National Integrity Life Insurance Company and Integrity Life Insurance Company, subsidiaries of The Western and Southern Life Insurance Company, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

(2) Each Trustee is elected to serve until the age of 75 or after five years of service, whichever is greater, or until he sooner dies, resigns or is removed.

(3) The Touchstone Funds consist of eleven series of the Trust, six series of the Touchstone Strategic Trust, six series of Touchstone Tax-Free Trust and six series of Touchstone Investment Trust.

(4) Each Trustee, with the exception of Mr. Lindholm, is also a Trustee of Touchstone Tax-Free Trust, Touchstone Investment Trust and Touchstone Strategic Trust.

PRINCIPAL
OFFICERS:

                                         TERM OF                                                  NUMBER OF
                                         OFFICE                                                     FUNDS
                                          AND                                                    OVERSEEN IN
         NAME             POSITION       LENGTH                                                      THE      OTHER
        ADDRESS           HELD WITH      OF TIME       PRINCIPAL OCCUPATION(S) DURING PAST 5     TOUCHSTONE   DIRECTORSHIPS
          AGE             TRUST (1)      SERVED                         YEARS                     FUNDS(2)    HELD
--------------------------------------------------------------------------------------------------------------------------------
Michael S. Spangler       President    Until he       President of Touchstone  Advisors,  Inc.       29       None
Touchstone                             sooner dies,   and   Vice   President   of   Touchstone
Advisors, Inc.                         resigns, is    Securities,   Inc.;  Vice  President  of
221 East Fourth                        removed or     Touchstone  Advisors,  Inc.  until 2004;
Street                                 becomes        Vice  President of Evergreen  Investment
Cincinnati, OH                         disqualified   Services until July 2002.
Age: 36
                                       President
                                       since 2004

Brian E. Hirsch           Vice         Until he       Director of Compliance of Fort                 29       None
Touchstone                President    sooner dies,   Washington Brokerage Services, Inc.
Advisors, Inc.                         resigns, is    Chief Compliance Officer of Puglisi &
221 East Fourth                        removed or     Co. from May 2001 until August 2002;
Street                                 becomes        Vice President - Compliance of Palisade
Cincinnati, OH                         disqualified   Capital Management from June 1997 until
Age: 46                                               January 2000.
                                       Vice
                                       President
                                       since 2003

Terrie A.                 Controller   Until she      Senior Vice President, Chief Financial         29       None
Wiedenheft                             sooner dies,   Officer and Treasurer of Integrated
Touchstone                             resigns, is    Fund Services, Inc., IFS Fund
Advisors, Inc.                         removed or     Distributors, Inc. and Fort Washington
221 East Fourth                        becomes        Brokerage Services, Inc. She is Chief
Street                                 disqualified   Financial Officer of IFS Financial
Cincinnati, OH                                        Services, Inc., Touchstone Advisors,
Age: 40                                Controller     Inc. and Touchstone Securities, Inc.
                                       since 2000     and Assistant Treasurer of Fort
                                                      Washington Investment Advisors, Inc.

Scott A. Englehart        Treasurer    Until he       President of Integrated Fund Services,         29       None
Integrated Fund                        sooner dies,   Inc. and IFS Fund Distributors, Inc.
Services, Inc.                         resigns, is    From 1998 until 2000, he was a
221 East Fourth                        removed or     Director, Transfer Agency and Mutual
Street                                 becomes        Fund Distribution for Nationwide
Cincinnati, OH                         disqualified   Advisory Services, Inc.
Age: 41
                                       Treasurer
                                       since 2000

Tina H. Bloom             Secretary    Until she      Vice President - Managing Attorney of          29       None
Integrated Fund                        sooner dies,   Integrated Fund Services, Inc. and IFS
Services, Inc.                         resigns, is    Fund Distributors, Inc.
221 East Fourth                        removed or
Street                                 becomes
Cincinnati, OH                         disqualified
Age: 35
                                       Secretary
                                       since 1999

(1) Each officer also holds the same office with Touchstone Investment Trust, Touchstone Tax-Free Trust and Touchstone Strategic Trust.

(2) The Touchstone Funds consist of eleven series of the Trust, six series of the Touchstone Strategic Trust, six series of Touchstone Tax-Free Trust and six series of Touchstone Investment Trust.

Messrs. Brewster, Lerner and Stautberg are members of the Audit Committee. The Audit Committee is responsible for overseeing the Trust's accounting and financial reporting policies, practices and internal controls. There were four Audit Committee meetings in the fiscal year ended December 31, 2002.

Messrs. Coleman, Cox, Robertson and Zanotti are members of the Valuation Committee. The Valuation Committee is responsible for overseeing procedures for valuing securities held by the Trust and responding to any pricing issues that may arise. There were four Valuation Committee meetings in the fiscal year ended December 31, 2002.

Messrs. Brewster, Coleman, Cox and Stautberg are members of the Nominating Committee. The Nominating Committee is responsible for selecting candidates to serve on the Board and its operating committees. There were no Nominating Committee meetings in the fiscal year ended December 31, 2002. The Nominating Committee does not consider nominees recommended by shareholders.

TRUSTEES' OWNERSHIP IN FUNDS

The following table reflects the Trustees' beneficial ownership as of December 31, 2003:

                                                            AGGREGATE DOLLAR
                                     DOLLAR RANGE OF       RANGE OF SHARES IN
                                   EQUITY SECURITIES IN      THE TOUCHSTONE
                                   TOUCHSTONE VARIABLE           FAMILY
                                       SERIES TRUST        OF FUNDS COMPLEX(2)
                                   --------------------    -------------------
John F. Barrett
J. Leland Brewster II
William O. Coleman
Phillip R. Cox
H. Jerome Lerner
John R. Lindholm
Jill T. McGruder
Oscar P. Robertson
Robert E. Stautberg
John P. Zanotti

The following table reflects the Trustees fees paid for the year ended December 31, 2003:

TRUSTEES' COMPENSATION TABLE

                                                                    TOTAL TRUSTEES'
                                                     DEFERRED        COMPENSATION
                                TRUSTEES'          COMPENSATION     FROM THE TRUST
                              COMPENSATION            ACCRUED        AND THE FUND
                             FROM THE TRUST        FROM TRUST(1)      COMPLEX(2)
                             --------------        -------------    ---------------
J. Leland Brewster II
William O. Coleman
Phillip R. Cox
H. Jerome Lerner
Oscar P. Robertson
Robert E. Stautberg
John P. Zanotti

(1) Effective January 1, 2001, each Trustee who is not an interested person of the Trust (an "Independent Trustee") is eligible to participate in the Touchstone Trustee Deferred Compensation Plan which allows the Independent Trustees to defer payment of a specific amount of their Trustee compensation, subject to a minimum quarterly reduction of $1,000. The total amount of deferred compensation accrued by the Independent Trustees from the Touchstone Family of Funds during the fiscal year ended December 31, 2003 is as follows: J. Leland Brewster II - $______, Oscar P. Robertson - $_____, Robert E. Stautberg - $______ and John P. Zanotti - $_____.

(2) The Touchstone family of funds consists of eleven series of the Trust, six series of Touchstone Tax-Free Trust, six series of Touchstone Strategic Trust and six series of Touchstone Investment Trust. Each Trustee, except Mr. Lindholm, is also a Trustee of Touchstone Tax-Free Trust, Touchstone Strategic Trust and Touchstone Investment Trust.

     For the fiscal year ended December 31, 2003, each Independent Trustee received a quarterly retainer of $2,500 and a fee of $1,500 for each Board meeting attended in person and $250 for attendance by telephone. Each Committee member received a fee of $750 for each committee meeting attended in person and $250 for attendance by telephone. All fees were split equally among the Trust, Touchstone Tax-Free Trust, Touchstone Strategic Trust and Touchstone Variable Series Trust.

     Effective January 1, 2003, each Independent Trustee receives a quarterly retainer of $3,000 and a fee of $3,000 for each Board meeting attended in person and $300 for attendance by telephone. Each Committee member receives a fee of $1,000 for each committee meeting attended in person and $300 for attendance by telephone. The lead Trustee and Committee Chairmen receive an additional $500 quarterly retainer. All fees are split equally among the Trust, Touchstone Tax-Free Trust, Touchstone Investment Trust and Touchstone Variable Series Trust.

                     INVESTMENT ADVISORY AND OTHER SERVICES

ADVISOR

     Touchstone Advisors, Inc., located at 221 East Fourth Street, Cincinnati, Ohio 45202, serves as the investment advisor to the Trust and, accordingly, as investment advisor to each of the Funds. The Advisor is a wholly-owned subsidiary of IFS Financial Services, Inc., which is a wholly-owned subsidiary of Western-Southern Life Assurance Company. Western Southern Life Assurance Company is a wholly-owned subsidiary of The Western and Southern Life Insurance Company.

     Touchstone Advisors provides service to each Fund pursuant to an Investment Advisory Agreement with the Trust (the "Advisory Agreement"). The services provided by the Advisor consist of directing and supervising the Sub-Advisor, reviewing and evaluating the performance of the Sub-Advisor, and determining whether or not the Sub-Advisor should be replaced. The Advisor furnishes at its own expense all facilities and personnel necessary in connection with providing these services. The Advisory Agreement will continue in effect if such continuance is specifically approved at least annually by the Trustees and by a majority of the Board of Trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Advisory Agreement.

     In determining whether to approve the Advisory Agreement for the Funds, the Board of Trustees requested, and the Advisor furnished, information necessary for a majority of the Independent Trustees to make the determination that the Advisory agreement is in the best interests of the Funds and their shareholders. Specifically, the Board was provided (1) industry data comparing advisory fees and expense ratios of similar investment companies, (2) performance information for similar investment companies , and (3) the Advisor's estimated revenues and costs of providing services to the Funds. The Board compared the advisory fees and estimated total expense ratios for the Funds with the industry median advisory fees and expense ratios in their respective investment categories and found the advisory fees to be paid by the Funds are reasonable and appropriate under all facts and circumstances. The Board noted that the Advisor has agreed to waive advisory fees and reimbursed expenses for the Funds as necessary to reduce their operating expenses to targeted levels. The Board also took into consideration the financial condition and profitability of the Advisor and the direct and indirect benefits derived by the Advisor from its relationship with the Funds. The Board also considered the level and depth of knowledge of the Advisor. It discussed the Advisor's effectiveness in monitoring the performance of the Sub-Advisor and its timeliness in responding to performance issues.

     The Advisory Agreement may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of a Fund's outstanding voting securities, or by the Advisor. The investment advisory agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

     For its services under the Advisory Agreement, the Adviser is entitled to receive a fee equal on an annual basis to 0.40% of the average daily net assets of each Fund.

     The Trust, on behalf of each Fund, has entered into a Sponsor Agreement with the Advisor under which the Advisor provides oversight of the various service providers to the Trust. Pursuant to the Sponsor Agreement, the Advisor is entitled to a fee from each Fund equal on an annual basis to 0.20% of the average daily net assets of that Fund. The Advisor has agreed to waive its fees under the Sponsor Agreement or reimburse certain other fees and expenses of each Fund such that after such waivers and reimbursements, the aggregate Operating Expenses of each Fund (as used herein, "Operating Expenses" include amortization of organizational expenses but is exclusive of interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) do not exceed that Fund's expense cap (the "Expense Cap"). Each Fund's Expense Cap is 0.50%. The Expense Cap may be terminated with respect to a Fund upon 30 days prior written notice by the Sponsor after December 31, 2004.

SUB-ADVISOR

     The Advisor has retained a sub-advisor to serve as the discretionary portfolio manager of each Fund. Todd Investment Advisors, Inc. is a wholly-owned subsidiary of Fort Washington Investment Advisors, Inc. Fort Washington Investment Advisors, Inc. is a wholly-owned subsidiary of The Western and Southern Life Insurance Company. The Western and Southern Life Insurance Company is a wholly-owned subsidiary of Western & Southern Financial Group, Inc., which is a wholly-owned subsidiary of Western-Southern Mutual Holding Company. Ms. McGruder and Mr. Barrett may be deemed to be affiliates of Todd Investment Advisors, Inc.

     The Sub-Advisor selects the portfolio securities for investment by a Fund, purchases and sells securities of a Fund, and places orders for the execution of such portfolio transactions, subject to the general supervision of the Board of Trustees and the Advisor. The Sub-Advisor receives a fee from the Advisor that is paid monthly at an annual rate of 0.10% a Fund's average daily net assets

     The services provided by the Sub-Advisors are paid for wholly by the Advisor. The compensation of any officer, director or employee of the Sub-Advisor who is rendering services to a Fund is paid by the Sub-Advisor. The employment of each Sub-Advisor will remain in force for an initial two year period and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of a Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Independent Trustees, by a vote cast in person at a meeting called for the purpose of voting such approval. The employment of the Sub-Advisor may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of a majority of a Fund's outstanding voting securities, by the Advisor, or by the Sub-Advisor. The Sub-Advisory Agreement will automatically terminate in the event of its assignment, as defined by the 1940 Act and the rules thereunder. In determining whether to approve the continuation of the sub-advisory agreement, the Board will compare the Funds' sub-advisory fees with the industry median sub-advisory fees in their respective investment categories to determine if the sub-advisory fees are reasonable and appropriate. The Board will also consider the Funds' performance during the most recent twelve months, as well as review on a quarterly basis detailed information about the Funds' performance results, portfolio composition, and investment strategies. The Board will consider the Sub-Advisor's level of knowledge, investment style, and level of compliance.

     The SEC has granted an exemptive order that permits the Trust or the Advisor, under certain circumstances, to select or change sub-advisors, enter into new sub-advisory agreements, or amend existing sub-advisory agreements without first obtaining shareholder approval. Shareholders of a Fund will be notified of any changes in its sub-advisor.

                                 THE DISTRIBUTOR

     Touchstone Securities, Inc. ("Touchstone Securities") is the principal underwriter of the Funds and, as such, the exclusive agent for distribution of shares of the Funds. Touchstone Securities is an affiliate of the Advisor by reason of common ownership. Touchstone Securities is obligated to sell the shares on a best efforts basis only against purchase orders for the shares. Shares of each Fund are offered to the public on a continuous basis. Touchstone Securities currently allows concessions to dealers who sell shares of the Funds. Touchstone Securities receives that portion of the sales charge that is not reallowed to dealers who sell shares of a Fund. Touchstone Securities retains the entire sales charge on all direct initial investments in a Fund and on all investments in accounts with no designated dealer of record.

     Ms. McGruder may be deemed to be an affiliate of Touchstone Securities because of her position as Director of Touchstone Family of Funds. Mr. Barrett may be deemed to be an affiliate of Touchstone Securities because of his position as President and Chairman of Western-Southern Life Assurance Company and The Western and Southern Life Insurance Company, parent companies of Touchstone Securities. Mr. Lindholm may be deemed to be an affiliate of Touchstone Securities because of his position as President and CEO of Integrity Life Insurance Company and National Integrity Life Insurance Company, wholly-owned subsidiaries of Western & Southern Life Insurance Company. Ms. McGruder, Mr. Barrett and Mr. Lindholm, by reason of such affiliations, may directly or indirectly receive benefits from the underwriting fees paid to Touchstone.

     The Funds may compensate dealers, including Touchstone Securities and its affiliates, based on the average balance of all accounts in a Fund for which the dealer is designated as the party responsible for the account.

                          ADDITIONAL SERVICE PROVIDERS

ADMINISTRATOR, FUND ACCOUNTING AGENT, CUSTODIAN AND TRANSFER AGENT

     Prior to March 17, 2002, Investors Bank & Trust Company ("Investors Bank"), 200 Clarendon Street, Boston, Massachusetts 02116, served as administrator, fund accounting agent, custodian and transfer agent for the Trust. Investors Bank was organized in 1969 as a Massachusetts-chartered trust company and is a wholly-owned subsidiary of Investors Financial Services Corp., a publicly-held corporation and holding company registered under the Bank Holding Company Act of 1956.

     As administrator and fund accounting agent, Investors Bank provided, on behalf of the Trust and its Funds, accounting, clerical and bookkeeping services; the daily calculation of net asset values and unit values; corporate secretarial services; assistance in the preparation of management reports; preparation and filing of tax returns, registration statements, and reports to shareholders and to the Securities and Exchange Commission. Investors Bank also provided personnel to serve as certain officers of the Trust.

     As transfer agent, Investors Bank was responsible for the issuance and redemption of shares and the establishment and maintenance of shareholder accounts for the Trust and its Funds.

     For its services as administrator and fund accounting agent, the Trust paid fees to Investors Bank, which were computed and paid monthly. Such fees equal, in the aggregate, 0.12% on an annual basis of the average daily net assets of all the Funds for which Investors Bank acts as fund accounting agent and administrator up to $1 billion in assets and 0.08% on an annual basis of average daily net assets which exceed $1 billion, subject to certain annual minimum fees.

     As of March 17, 2002, Integrated Fund Services, Inc. ("Integrated"), 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202, serves as administrator, accounting agent and transfer agent to the Trust. Integrated is a wholly-owned indirect subsidiary of IFS Holdings, Inc., which in turn is a wholly-owned indirect subsidiary of The Western and Southern Life Insurance Company. Integrated is an affiliate of the Advisor, certain Fund Sub-Advisors and Touchstone by reason of common ownership.

     For its services as administrator and accounting agent, the Trust pays fees to Integrated that are computed daily and paid monthly. Such fees are based on the average daily net assets of all the Funds for which Integrated acts as administration and accounting agent.

CUSTODIAN

     Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, provides custodial services for the Trust.

COUNSEL AND INDEPENDENT AUDITORS

     Frost Brown Todd, LLC, 2200 PNC Center, 201 East Fifth Street, Cincinnati, OH 45202-4182, serves as counsel to the Trust. Ernst & Young LLP, serves as independent auditors of the Trust and each Fund, providing audit services, tax return review and assistance and consultation in connection with the review of filings with the SEC.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS

     The Sub-Advisor is responsible for decisions to buy and sell securities, futures contracts and options on such securities and futures for each Fund, the selection of brokers, dealers and futures commission merchants to effect transactions and the negotiation of brokerage commissions, if any. Broker-dealers may receive brokerage commissions on portfolio transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon the exercise of options. Orders may be directed to any broker-dealer or futures commission merchant, including to the extent and in the manner permitted by applicable law, the Advisor, the Sub-Advisor or their subsidiaries or affiliates. Purchases and sales of certain portfolio securities on behalf of a Fund are frequently placed by the Sub-Advisor with the issuer or a primary or secondary market-maker for these securities on a net basis, without any brokerage commission being paid by the Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as market-makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made which will include an underwriting fee paid to the underwriter.

     The Sub-Advisor seeks to evaluate the overall reasonableness of the brokerage commissions paid through familiarity with commissions charged on comparable transactions, as well as by comparing commissions paid by the Fund to reported commissions paid by others. In placing orders for the purchase and sale of securities for a Fund, the Sub-Advisor takes into account such factors as price, commission (if any, negotiable in the case of national securities exchange transactions), size of order, difficulty of execution and skill required of the executing broker-dealer. The Sub-Advisor reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

     The Sub-Advisor is authorized, consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended, when placing portfolio transactions for a Fund with a broker to pay a brokerage commission (to the extent applicable) in excess of that which another broker might have charged for effecting the same transaction on account of the receipt of research, market or statistical information. The term "research, market or statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Sub-Advisor may use this research information in managing a Fund's assets, as well as the assets of other clients.

     Consistent with the policy stated above, the Rules of Conduct of the National Association of Securities Dealers, Inc. and such other policies as the Board of Trustees may determine, the Sub-Advisor may consider sales of shares of the Trust or the Funds as a factor in the selection of broker-dealers to execute portfolio transactions. The Sub-Advisor will make such allocations if commissions are comparable to those charged by nonaffiliated, qualified broker-dealers for similar services.

     In order to reduce total operating expenses, the Funds may apply a portion of their brokerage commission dollars to offset custody expenses through a Commission Share Program offered by the Custodian. In effecting transactions in over-the-counter securities, orders are placed with the principal market-makers for the security being traded unless, after exercising care, it appears that more favorable results are available otherwise.

     Although certain research, market and statistical information from brokers and dealers can be useful to a Fund and to the corresponding Sub-Advisor, it is the opinion of the management of the Funds that such information is only supplementary to the Sub-Advisor's own research effort, since the information must still be analyzed, weighed and reviewed by the Sub-Advisor's staff. Such information may be useful to the Sub-Advisor in providing services to clients other than the Funds, and not all such information is used by the Sub-Advisor in connection with the Funds. Conversely, such information provided to the Sub-Advisor by brokers and dealers through whom other clients of the Sub-Advisor effect securities transactions may be useful to the Sub-Advisor in providing services to the Funds.

     In certain instances there may be securities which are suitable for a Fund as well as for one or more of the respective Sub-Advisor's other clients. Investment decisions for a Fund and for the Sub-Advisor's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment advisor, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as a Fund is concerned. However, it is believed that the ability of a Fund to participate in volume transactions will produce better executions for the Fund.

                       CAPITAL STOCK AND OTHER SECURITIES

     Shares of the Trust do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Fund, except with respect to the election of Trustees and the ratification of the selection of independent accountants.

     Massachusetts law provides that shareholders could under certain circumstances be held personally liable for the obligations of the Trust. However, the Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Declaration of Trust provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations, a possibility that the Trust believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

OFFERING PRICE

     Shares of the Funds are offered at NAV (as defined in the Prospectus).

VALUATION OF SECURITIES

     The share price, (also called "NAV") and the public offering price (NAV plus the applicable sales charge) of the Funds' shares are determined as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time), on each day the Trust is open for business. The Trust is open for business every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The Trust may also be open for business on other days in which there is sufficient trading in any Fund's portfolio securities that its net asset value might be materially affected. For a description of the methods used to determine the share price and the public offering price, see "Pricing of Fund Shares" in the Prospectus.

     The value of each security for which readily available market quotations exists is based on a decision as to the broadest and most representative market for such security. The value of such security is based either on the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Debt securities are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the Board. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market.

     The accounting records of the Funds are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward contracts denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of the period. Purchases and sales of securities, income receipts, and expense payments are translated at the exchange rate prevailing on the respective dates of such transactions. Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.

REDEMPTION IN KIND

     Each Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Trust and valued as they are for purposes of computing the Fund's net asset value (a redemption in kind). If payment is made in securities a shareholder may incur transaction expenses in converting these securities into cash. The Trust, on behalf of each Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which each Fund is obligated to redeem shares or with respect to any one investor during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

                              TAXATION OF THE FUNDS

     Each Fund intends to qualify annually as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").

     To qualify as a regulated investment company, each Fund must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or of two or more issuers that the Fund controls and that are engaged in the same or similar trades or businesses or related trades or businesses; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and its net tax-exempt interest income, if any, each taxable year.

     As a regulated investment company, each Fund will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute during each calendar year an amount equal to the sum of: (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year; (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Code) for the one-year period ending on October 31 of the calendar year; and
(3) any ordinary income and capital gains for previous years that was not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.

FOREIGN TAXES

     Net income or capital gains earned by any Fund investing in foreign securities may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle the Funds to a reduced tax rate or even a tax exemption on related income and gains. It is impossible to determine the effective rate of foreign tax in advance since the amount of these Funds' assets to be invested within various countries is not known. Plus, a Fund may elect to treat foreign income taxes as income taxes paid by its shareholders for U.S. federal income tax purposes, under U.S. federal income tax principals, if a Fund meets certain requirements. These requirements of a Fund include:

               -    qualification as a regulated investment company;
               -    satisfaction of certain distribution requirements; and
               - more than 50% of the value of that Fund's assets at the close of the taxable year must consist of stocks or securities of foreign corporations.

     If a Fund makes this election, an amount equal to the foreign income taxes paid by the Fund would be included in the income of its shareholders. The shareholders would then be allowed to credit their portions of this amount against their U.S. tax liabilities, if any, or to deduct it from their U.S. taxable income, if any. Shortly after any year for which it makes this election, a Fund will report to its shareholders, in writing, the amount per share of foreign tax that must be included in each shareholder's gross income and the amount which will be available for deduction or credit.

     - SPECIAL TAX CONSIDERATION: No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Certain limitations will be imposed on the extent to which the credit (but not the deduction) for foreign taxes may be claimed.

DISTRIBUTIONS

     Dividends paid out of the Fund's investment company taxable income will be taxable to a U.S. shareholder as ordinary income. Distributions of net capital gains, if any, designated as capital gain dividends are taxable as long-term capital gains, regardless of how long the shareholder has held the Fund's shares, and are not eligible for the dividends-received deduction. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the net asset value of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the U.S. federal tax status of distributions.

BACKUP WITHHOLDING

     A Fund may be required to withhold U.S. federal income tax on all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

OTHER TAXATION

     The Trust is organized as a Massachusetts business trust and, under current law, neither the Trust nor any Fund is liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

TAXATION OF VARIABLE CONTRACTS

     For a discussion of tax consequences of variable contracts, please refer to your insurance company's separate account prospectus.

     Variable contracts purchased through insurance company separate accounts provide for the accumulation of all earnings from interest, dividends and capital appreciation without current federal income tax liability to the owner. Depending on the variable contract, distributions from the contract may be subject to ordinary income tax and a 10% penalty tax on distributions before age 59 1/2. Only the portion of a distribution attributable to income is subject to federal income tax. Investors should consult with competent tax advisors for a more complete discussion of possible tax consequences in a particular situation.

     Section 817(h) of the Code provides that the investments of a separate account underlying a variable insurance contract (or the investments of a mutual fund, the shares of which are owned by the variable separate account) must be "adequately diversified" in order for the contract to be treated as an annuity or life insurance for tax purposes. The Department of the Treasury has issued regulations prescribing these diversification requirements. Each Fund intends to comply with these requirements. If a Fund failed to satisfy these requirements, a variable annuity or life insurance contract supported by an insurance company separate account invested in the Fund would not be treated as an annuity or life insurance for tax purposes and would no longer be eligible for tax deferral.

                                    APPENDIX

BOND AND COMMERCIAL PAPER RATINGS

     Set forth below are descriptions of the ratings of Moody's and S&P, which represent their opinions as to the quality of the securities which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality.

MOODY'S BOND RATINGS

     Aaa. Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa. Bonds which are rated Baa are considered as medium grade obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B. Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C. Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Unrated. Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

     Should no rating be assigned, the reason may be one of the following:

     1.   An application for rating was not received or accepted.
     2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.
     3.   There is a lack of essential data pertaining to the issue or issuer.
     4. The issue was privately placed, in which case the rating is not published in Moody's publications.

     Suspension or withdrawal may occur if new and material circumstances arise, the effect of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

     Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa-1, A-1, Baa-1, Ba-1 and B-1.

S&P'S BOND RATINGS

     AAA. Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from higher rated issues only in a small degree.

     A. Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in the highest rated categories.

     BBB. Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

     BB, B, CCC, CC and C. Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of this obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties of major risk exposures to adverse conditions.

     C1. The rating C1 is reserved for income bonds on which no interest is being paid.

     D. Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

     Plus (+) or Minus (-). The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     NR. Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

S&P'S COMMERCIAL PAPER RATINGS

     A is the highest commercial paper rating category utilized by S&P, which uses the numbers 1+, 1, 2 and 3 to denote relative strength within its A classification. Commercial paper issues rated A by S&P have the following characteristics: Liquidity ratios are better than industry average. Long-term debt rating is A or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow are in an upward trend. Typically, the issuer is a strong company in a well-established industry and has superior management.

MOODY'S COMMERCIAL PAPER RATINGS

     Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

                        TOUCHSTONE VARIABLE SERIES TRUST

                        - TOUCHSTONE CONSERVATIVE ETF FUND
                        - TOUCHSTONE MODERATE ETF FUND
                        - TOUCHSTONE AGGRESSIVE ETF FUND
                        - TOUCHSTONE ENHANCED ETF FUND

INVESTMENT ADVISOR

Touchstone Advisors, Inc.
221 East Fourth Street, Suite 300
Cincinnati, Ohio  45202

DISTRIBUTOR

Touchstone Securities, Inc.
221 East Fourth Street, Suite 300
Cincinnati, Ohio  45202

ADMINISTRATOR, FUND ACCOUNTING AGENT AND TRANSFER AGENT

Integrated Fund Services, Inc.
221 East Fourth Street, Suite 300
Cincinnati, Ohio 45202

CUSTODIAN

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

INDEPENDENT AUDITORS

Ernst & Young LLP
1900 Scripps Center
312 Walnut Street
Cincinnati, Ohio 45202

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS:

(a)(1)  Amended Declaration of Trust.(1)

(a)(2)  Amendment to the Amended Declaration of Trust.(3)

(a)(3)  Amendment No. 5 to Amended Declaration of Trust.(6)

(a)(4)  Amendment No. 6 to Amended Declaration of Trust.(7)

(a)(5)  Amendment No. 7 to Amended Declaration of Trust.(10)

(a)(6)  Amendment No. 8 to Amended Declaration of Trust.(10)

(a)(7)  Amended and Restated Declaration of Trust (13)

(b)(1)  Amended By-Laws of the Trust.(1)

(b)(2)  By-Laws of the Trust (13)

(c) Inapplicable.

(d)(1)  Amended and Restated Investment Advisory Agreement.(6)

(d)(2) Amended and Restated Sub-Advisory Agreement with respect to Value Plus Fund (Ft. Washington).(7)

(d)(3) Amended and Restated Sub-Advisory Agreement with respect to International Equity Fund (Credit Suisse).(7)

(d)(4) Amended and Restated Sub-Advisory Agreement with respect to Income Opportunity Fund (Alliance Capital).(7)

(d)(5) Amended and Restated Sub-Advisory Agreement with respect to Standby Income Fund (Ft. Washington).(7)

(d)(6)  Sub-Advisory Agreement with respect to the Bond Fund (Ft.
        Washington).(7)

(d)(7) Sub-Advisory Agreement with respect to the Growth & Income Fund (Zurich Scudder).(7)

(d)(8) Amended and Restated Sub-Advisory Agreement with respect to Emerging Growth Fund (Westfield Capital Management).(7)

(d)(9) Sub-Advisory Agreement with respect to the High Yield Fund (Ft. Washington).(7)

(d)(10) Sub-Advisory Agreement with respect to the Small Cap Value Fund
        (Todd).(7)

(d)(11) Sub-Advisory Agreement with respect to the Enhanced 30 Fund (Todd).(7)

(d)(12) Amendment to the Amended and Restated Investment Advisory Agreement adding the High Yield Fund, Small Cap Value Fund, and Enhanced 30 Fund.(7)

(d)(13) Amendment to the Amended and Restated Investment Advisory Agreement adding the Touchstone Growth/Value Fund, Touchstone Equity Fund and Touchstone Money Market Fund. (11)

(d)(14) Sub-Advisory Agreement with respect to Balanced Fund (OpCaP).(9)

(d)(15) Sub-Advisory Agreement with respect to Emerging Growth Fund (Trust Company of the West). (10)

(d)(16) Sub-Advisory Agreement with respect to Equity Fund (Ft. Washington).
        (10)

(d)(17) Sub-Advisory Agreement with respect to Growth/Value Fund (Mastrapasqua).
        (10)

(d)(18) Sub-Advisory Agreement with respect to Money Market Fund (Ft. Washington). SUPERCEDED

(d)(19) Interim Sub-Advisory Agreement with respect to Growth & Income Fund (Deutsche)(11)

(d)(20) Sub-Advisory Agreement with respect to International Equity Fund (Bank of Ireland)(11)

(d)(21) Sub-Advisory Agreement with respect to Small Cap Value Fund (Ark)(11)

(d)(22) Form of Sub-Advisory Agreement with respect to Growth & Income Fund (Deutsche)(11)

(d)(23) Form of Sub-Advisory Agreement with respect to Baron Small Cap Fund (BAMCO, Inc.) (13)

(d)(24) Form of Sub-Advisory Agreement with respect to Third Avenue Value Fund (Third Avenue) (13)

(d)(25) Form of Sub-Advisory Agreement with respect to Large Cap Growth Fund (Harris) (13)

(d)(26) Amendment to the Advisory Agreement adding breakpoints to the advisory fees. (13)

(d)(27) Amendment to the Advisory Agreement adding the Baron Small Cap Fund and reducing the Advisory fee paid by the Money Market Fund. (13)

(d)(28) Form of Sub-Advisory Agreement with respect to Money Market Fund (Ft. Washington)(14)

(d)(29) Form of Sub-Advisory Agreement with respect to Eagle Capital Appreciation Fund (fka Large Cap Growth Fund) (Eagle)(15).

(d)(30) Form of Sub-Advisory Agreement with respect to Touchstone ETF Funds. (to be filed by amendment)

(e) Form of Distribution Agreement. (13)

(f)(1)  Trustee Deferred Compensation Plan.(10)

(g)(1)  Custodian Agreement.(4)

(g)(2) Amendment to the Custodian Agreement between the Trust on behalf of the Touchstone Growth/Value Fund, Touchstone Equity Fund and Touchstone Money Market Fund and Investors Bank. (superseded)

(g)(3) Form of Custodian Agreement between Brown Brothers Harriman & Co. and Touchstone Variable Series Trust. (13)

(h)(1)  Administration Agreement.(2)

(h)(2) Amendment to the Administration Agreement between the Trust on behalf of the Touchstone Growth/Value Fund, Touchstone Equity Fund and Touchstone Money Market Fund and Investors Bank. (superseded)

(h)(3)  Sponsor Agreement.(4)

(h)(4)  Amendment No. 2 to the Sponsor Agreement.(7)

(h)(5)  Amendment No. 3 to the Sponsor Agreement.(7)

(h)(6)  Form of Restated and Amended Sponsor Agreement. (12)

(h)(7)  Transfer Agency Agreement.(2)

(h)(8) Amendment to the Transfer Agency Agreement between the Trust on behalf of the Touchstone Growth/Value Fund, Touchstone Equity Fund and Touchstone Money Market Fund and Investors Bank - SUPERCEDED.

(h)(9)  Fund Accounting Agreement.(2)

(h)(10) Amendment to the Fund Accounting Agreement between the Trust on behalf of the Touchstone Growth/Value Fund, Touchstone Equity Fund and Touchstone Money Market Fund and Investors Bank., SUPERCEDED - see h(12)

(h)(11) Amended Delegation Agreement. (12)

(h)(12) Administration and Accounting Services Agreement (12)

(h)(13) Delegation Agreement, to be filed by subsequent amendment. (14)

(h)(14) Allocation Agreement for allocation of fidelity bond coverage. (15)

(h)(15) Integrated Fund Services Anti-Money Laundering Program Service Agreement Addendum. (15)

(h)(16) Amendment No. 1 to Restated and Amended Sponsor Agreement. (15)

(h)(17) Amendment No. 2 to Restated and Amended Sponsor Agreement. (15)

(h)(18) Administration, Accounting Services And Transfer Agency Agreement dated December 31, 2002. (15)

(i)(1)  Opinion of counsel.(4)

(i)(2) Opinion of counsel regarding Growth & Income Fund and Bond Fund by Bingham Dana, LLP.(5)

(i)(3)  Opinion of counsel regarding Value Plus Fund by Bingham Dana, LLP.(5)

(i)(4) Opinion of counsel regarding the High Yield Fund, Small Cap Value Fund, and Enhanced 30 Fund by Bingham Dana, LLP.(7)

(j)(1)  Consent of PriceWaterhouseCoopers LLP, independent accountants.(8)

(j)(2) Consent of Ernst & Young LLP, independent accountants (to be filed by amendment).

(k) Inapplicable.

(l) Investment letter of initial shareholders.(4)

(m) Plan of Distribution Pursuant to Rule 12b-1 for Service Class shares (14)

(n) Amended Rule 18f-3 Plan Adopted With Respect To The Multiple Class Distribution System Of Touchstone Securities. (15)

(o) Inapplicable.

(p)(1)  Code of Ethics of Touchstone Variable Series Trust.(8)

(p)(2)  Code of Ethics of Touchstone Securities, Inc.(8)

(p)(3)  Code of Ethics of Touchstone Advisors, Inc.(8)

(p)(4)  Code of Ethics of Todd Investment Advisors, Inc. (8)

(p)(5)  Code of Ethics of Westfield Capital Management Company, Inc. (8)

(p)(6)  Code of Ethics of Credit Suisse Asset Management, LLC. (8)

(p)(7)  Code of Ethics of Fort Washington Investment Advisors, Inc. (8)

(p)(8)  Code of Ethics of Scudder Kemper Investments, Inc. (8)

(p)(9)  Code of Ethics of OpCap Advisors. (8)

(p)(10) Code of Ethics of Alliance Capital Management L.P.(8)

(p)(11) Code of Ethics of Trust Company of the West Group, Inc. (9)

(p)(12) Code of Ethics of Mastrapasqua & Associates, Inc. (9)

(p)(13) Code of Ethics of Bank of Ireland Asset Management (U.S.) Ltd. (10)

(p)(14) Code of Ethics of Deutsche Investment Management, Inc. (10)

(p)(14) Code of Ethics of Ark Asset Management, Inc. (10)

(p)(15) Code of Ethics of Eagle Asset Management, Inc. (15)

(q)(1)  Power of Attorney for John F. Barrett (13)

(q)(2)  Power of Attorney for William O. Coleman (13)

(q)(3)  Power of Attorney for Oscar P. Robertson (13)

(q)(4)  Power of Attorney for J. Leland Brewster II (13)

(q)(5)  Power of Attorney for Robert E. Stautberg (13)

(q)(7)  Power of Attorney for H. Jerome Lerner (13)

(q)(8)  Power of Attorney for Phillip R. Cox (13)

(q)(9)  Power of Attorney for John P. Zanotti (13)

(q)(10) Power of Attorney for Jill T. McGruder (13)

(q)(11) Power of Attorney for John R. Lindholm (15)

(1) Incorporated by reference from Post-Effective Amendment No. 2 to the Registration Statement as filed with the SEC via Edgar on April 29, 1996 (033-76566).

(2) Incorporated by reference from Post-Effective Amendment No. 3 to the Registration Statement as filed with the SEC via Edgar on February 28, 1997 (033-76566).

(3) Incorporated by reference from Post-Effective Amendment No. 5 to the Registration Statement as filed with the SEC via Edgar on February 13, 1998 (033-76566).

(4) Incorporated by reference from Post-Effective Amendment No. 7 to the Registration Statement as filed with the SEC via Edgar on July 30, 1998 (033-76566).

(5) Incorporated by reference from Post-Effective Amendment No. 9 to the Registration Statement as filed with the SEC via Edgar on December 31, 1998 (033-76566).

(6) Incorporated by reference from Post-Effective Amendment No. 10 to the Registration Statement as filed with the SEC via Edgar on February 12, 1999 (033-76566).

(7) Incorporated by reference from Post-Effective Amendment No. 11 as filed with the SEC via Edgar on April 30, 1999 (033-76566).

(8) Incorporated by reference from Post-Effective Amendment No. 12 as filed with the SEC via Edgar on April 28, 2000 (033-76566).

(9) Incorporated by reference from Post-Effective Amendment No. 13 as filed with the SEC via Edgar on February 15, 2001 (033-76566).

(10) Incorporated by reference from Post-Effective Amendment No. 14 as filed with the SEC via Edgar on April 27, 2001 (033-76566).

(11) Incorporated by reference from Post-Effective Amendment No. 15 as filed with the SEC via EDGAR on March 1, 2002 (033-76566).

(12) Incorporated by reference from Post-Effective Amendment No. 16 filed with the SEC via EDGAR May 1, 2002 (033-76566).

(13) Incorporated by reference from Post-Effective Amendment No. 17 filed with the SEC via Edgar on January 31, 2003 (811-08416).

(14) Incorporated by reference from Post-Effective Amendment No. 18 filed with the SEC via Edgar on April 28, 2003 (811-08416)

(15) Incorporated by reference from Post-Effective Amendment No. 19 filed with the SEC via Edgar on October 31, 2003 (811-08416)

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE TRUST.

Inapplicable.

ITEM 25. INDEMNIFICATION.

Under Article V, Section 5.3 of the Trust's Declaration of Trust, (a) subject to the exceptions and limitations contained in paragraph (b) below: (i) every person who is or has been a Trustee or officer of the Trust shall be indemnified by the Trust, to the fullest extent permitted by law (including the 1940 Act) as currently in effect or as hereinafter amended, against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; (ii) the words "claim", "action", "suit", or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities. (b) No indemnification shall be provided hereunder to a Trustee or officer: (i) against any liability to the Trust or the Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office; (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or
(iii) in the event of a settlement involving a payment by a Trustee or officer or other disposition not involving a final adjudication as provided in paragraph
(b)(i) or (b)(ii) above resulting in a payment by a Trustee or officer, unless there has been either a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that he did not engage in such conduct: (A) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or (B) by written opinion of independent legal counsel. (c) Subject to the provisions of the 1940 Act, the Trust may maintain insurance for the protection of the Trust Property, its present or former Shareholders, Trustees, officers, employees, independent contractors and agents in such amount as the Trustees shall deem adequate to cover possible tort liability (whether or not the Trust would have the power to indemnify such Persons against such liability), and such other insurance as the Trustees in their sole judgment shall deem advisable. (d) The rights of indemnification herein provided shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a Person who has ceased to be such a Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such Person. Nothing contained herein shall affect any rights to indemnification to which personnel other than Trustees and officers may be entitled by contract or otherwise under law. (e) Expenses of preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 5.3 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 5.3, provided that either: (I) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification. As used in this Section 5.3 a "Disinterested Trustee" is one
(i) who is not an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or had been pending. As used in this Section 5.3, the term "independent legal counsel" means an attorney who is independent in all respects from the Trust and from the person or persons who seek indemnification hereunder and in any event means an attorney who has not been retained by or performed services for the Trust or any person to be so indemnified within the five years prior to the Initial request for indemnification pursuant hereto.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.

In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR AND SUB-ADVISOR.

A. TOUCHSTONE ADVISORS, INC. ( the "Advisor") is a registered investment adviser that provides investment advisory services to the Funds. The Advisor also serves as the investment adviser to Touchstone Investment Trust, Touchstone Strategic Trust and Touchstone Tax Free Trust, registered investment companies.

The following list sets forth the business and other connections of the directors and executive officers of the Advisor. Unless otherwise noted, the address of the corporations listed below is 221 E. Fourth Street Street, Cincinnati, Ohio 45202.

        (1)  Jill T. McGruder, a Director of the Advisor.

             (a) President and a Director of Fort Washington Brokerage Services, Inc., 400 Broadway, Cincinnati, Ohio, a broker-dealer.

             (b) A Director of Capital Analysts Incorporated, 3 Radnor Corporate Center, Radnor, PA, an investment adviser and broker-dealer, Integrated Fund Services, Inc., a transfer agent and IFS Fund Distributors, Inc., a broker-dealer.

             (c) President, Chief Executive Officer and a Director of IFS Financial Services, Inc., a holding company and Touchstone Securities, Inc., a broker-dealer.

             (d) President and a Director of IFS Agency Services, Inc., an insurance agency, W&S Financial Group Distributors, Inc., an insurance agency and IFS Systems, Inc., an information systems provider, 400 Broadway, Cincinnati, Ohio.

             (e) Senior Vice President of The Western and Southern Life Insurance Company, 400 Broadway, Cincinnati, Ohio, an insurance company.

             (f) A Trustee of Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust and Touchstone Variable Series Trust.

             (g) President of Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust and Touchstone Variable Series Trust until November 2002.

        (2)  Edward S. Heenan, Vice President & Comptroller of the Advisor

             (a) Director, Vice President & Comptroller of IFS Financial Services, Inc., IFS Agency Services, Inc., IFS Insurance Agency, Inc. and IFS Systems, Inc.

             (b)  Director and Controller of Touchstone Securities, Inc.

        (3)  Patricia J. Wilson, Chief Compliance Officer of the Advisor

             (a)  Chief Compliance Officer of Touchstone Securities, Inc.

        (4)  Donald J. Wuebbling, Director/Chief Legal Officer of the Advisor

             (a) Director of Touchstone Securities, Inc., IFS Agency Services, Inc., W&S Financial Group Distributors, Inc., IFS Systems, Inc., Integrated Fund Services, Inc. and IFS Holdings, Inc.

             (b) Vice President and General Counsel of The Western and Southern Life Insurance Company

             (c) Secretary of Fort Washington Investment Advisors, Inc., 420 E. Fourth Street, Cincinnati, OH 45202 and IFS Financial Services, Inc.

        (5)  James N. Clark, a Director of the Advisor

        (6)  Richard K. Taulbee, Vice President of the Advisor

             (a)  Vice President of IFS Financial Services, Inc., IFS

                  Agency Services, Inc., W&S Financial Group Distributors, Inc., IFS Systems, Inc. and Touchstone Securities, Inc.

             (b)  Assistant Treasurer of Fort Washington Investment Advisors,
                  Inc.

        (7)  James J. Vance, Vice President & Treasurer of the Advisor

             (a) Vice President & Treasurer of The Western and Southern Life Insurance Company, Fort Washington Investment Advisors, Inc., IFS Financial Services, Inc., IFS Agency Services, Inc., W&S Financial Group Distributors, Inc., IFS Systems, Inc. and Touchstone Securities, Inc.

             (b) Assistant Treasurer of Fort Washington Brokerage Services, Inc., Integrated Fund Services, Inc. and IFS Fund Distributors, Inc.

             (c) Assistant Treasurer of Touchstone Tax-Free Trust, Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Variable Series Trust

        (8)  Terrie A. Wiedenheft - Chief Financial Officer of the Advisor

             (a) Senior Vice President, Chief Financial Officer and Treasurer of Integrated Fund Services, Inc., IFS Fund Distributors, Inc. and Fort Washington Brokerage Services, Inc.

             (b) Chief Financial Officer of IFS Financial Services, Inc. and Touchstone Securities, Inc.

             (c)  Assistant Treasurer of Fort Washington Investment Advisors,
                  Inc.

             (d) Controller of Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Strategic Trust and Touchstone Variable Series Trust.

        (9)  Robert F. Morand, Secretary of the Advisor

             (a)  Secretary of Touchstone Securities, Inc.

        (10) Michael S. Spangler, President of the Advisor

             (a)  Vice President of Touchstone Securities, Inc.

             (b)  Vice President of Evergreen Investment Services until July
                  2002.

             (c) President of Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust and Touchstone Variable Series Trust.

        (11) Donald W. Cummings, Vice President of the Advisor

             (a) Chief Financial Officer of Integrity Life Insurance, 515 West Market Street, Louisville, Kentucky

        (12) Kevin L. Howard, Vice President of the Advisor

             (a) Vice President and General Counsel of Integrity Life Insurance, 515 West Market Street, Louisville, Kentucky

B. FORT WASHINGTON INVESTMENT ADVISORS, INC.("Ft. Washington") is a registered investment adviser that provides sub-advisory services to the Funds. Ft. Washington also serves as the Sub-Advisor to Touchstone Investment Trust and certain series of Touchstone Strategic Trust and Touchstone Variable Series Trust. Ft. Washington also provides investment advice to institutional and individual clients.

    The following list sets forth the business and other connections of the directors and executive officers of Ft. Washington.

        (1)  John F. Barrett, Director and Chairman of Ft. Washington

             (a) President and Chief Executive Officer of The Western and Southern Life Insurance Company and Western- Southern Life Assurance Company.

             (b) A Trustee of Touchstone Tax-Free Trust, Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Variable Series Trust

             (c) A Director and Chairman of Columbus Life Insurance Company, Fort Washington Investment Advisors, Inc., Integrity Life Insurance Company and National Integrity Life Insurance Company

             (d) Director of Eagle Realty Group, Inc., Eagle Realty Investments, Inc., Integrated Fund Services, Inc. and IFS Holdings, Inc.

             (e)  Director, Chairman & CEO of WestAd, Inc.

             (f)  President and Trustee of Western & Southern Foundation

        (2) Nicolas P. Sargen, Director & Chief Investment Officer of Ft. Washington

             (a) Managing Director, Global Market Strategies of JP Morgan Chase until April 2003.

        (3)  James J. Vance, Vice President & Treasurer of Ft. Washington

             See biography above

        (4) Rance G. Duke, Vice President and Senior Portfolio Manager of Ft. Washington

             (a) Second Vice President and Senior Portfolio Manager of The Western and Southern Life Insurance Company

        (5) John C. Holden, Vice President and Senior Portfolio Manager of Ft. Washington

        (6) Charles E. Stutenroth IV, Vice President and Senior Portfolio Manager of Ft. Washington

        (7) Brendan M. White,Vice President and Senior Portfolio Manager of Ft. Washington

        (8)  John J. Goetz, Vice President of Ft. Washington

        (9) James A. Markley, Managing Director - Private Investment Counsel of Ft. Washington

        (10) Roger M. Lanham - Vice President and Senior Portfolio Manager of Ft. Washington

        (11) Augustine A. Long, Managing Director, Marketing of Ft. Washington

        (12) John J. O'Connor, Vice President-Research of Ft. Washington

        (13) Timothy J. Policinski, Vice President and Senior Portfolio Manager of Ft. Washington

             (a) Vice President- Public Bond Manager of Lincoln Investment Management, Ft. Wayne, Indiana, until June 2001.

        (14) Thomas L. Finn, Vice President and Senior Portfolio Manager of Ft. Washington

             (a) Vice President and Senior Portfolio Manager of Provident Financial Group until May 2002.

        (15) Stephen A. Baker, Vice President of Ft. Washington

        (16) John J. Discepoli, Vice President of Ft. Washington

        (17) Michele Hawkins- Compliance Officer of Ft. Washington

        (18) Donald J. Wuebbling- Secretary of Ft. Washington

             See biography above

C. BAMCO, INC. ("BAMCO") is a registered investment adviser providing advisory services to the Baron Small Cap Fund. The address of BAMCO is 767 Fifth Avenue, New York, New York 10153.

D. DEUTSCHE INVESTMENT MANAGEMENT INC. ("DeIM") (formerly Zurich Scudder Investments, Inc.) is a registered investment adviser providing sub-advisory services to the Growth & Income Fund. The address of DeIM is 280 Park Avenue, New York, NY 10017.

E. OpCAP ADVISORS, INC. ("OpCap") is a registered investment adviser providing sub-advisory services to the Balanced Fund. The address of OpCap is Oppenheimer Tower, One World Financial Center, New York, NY 10281.

F. TCW INVESTMENT MANAGEMENT COMPANY ("TCW") is a registered investment adviser providing sub-advisory services to the Emerging Growth Fund. The address of TCW is 865 South Figueroa Street, Suite 1800, Los Angeles, CA 90017.

G. WESTFIELD CAPITAL MANAGEMENT COMPANY, INC. ("Westfield") is a registered adviser providing sub-advisory services to the Emerging Growth Fund. The address of Westfield is One Financial Center, Boston, MA 02111.

H. TODD INVESTMENT ADVISORS, INC. ("Todd") is a registered adviser providing sub-advisory services to the Enhanced 30 Fund and the ETF Funds. The address of Todd is 3160 National City Tower, Louisville, KY 40202.

I. THIRD AVENUE MANAGEMENT LLC ("Third Avenue") is a registered investment adviser providing services to the Third Avenue Fund. The address of Third Avenue is 767 Third Avenue, New York, NY 10107.

J. EAGLE ASSET MANAGEMENT, INC. ("Eagle") is a registered adviser providing advisory services to the Eagle Capital Appreciation Fund (fka Large Cap Growth
Fund). The address of Eagle is 880 Carillon Parkway, St. Petersburg, FL 33716.

K. FORT WASHINGTON INVESTMENT ADVISORS, INC. ("Fort Washington") is a Registered investment adviser providing advisory services to the Value Plus Fund, the High Yield Fund, the Core Bond Fund and the Money Market Fund. The address of Fort Washington is 420 East Fourth Street, Cincinnati, OH 45202.

ITEM 27. PRINCIPAL UNDERWRITERS.

(a) Touchstone Securities, Inc. also acts as underwriter for Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Tax Free Trust.

Unless otherwise noted, the address of the persons named below is 221 East Fourth Street, Cincinnati, Ohio 45202.

*The address is 420 East Fourth Street, Cincinnati, OH 45202
**The address is 400 Broadway, Cincinnati, OH 45202
***The address is 515 West Market Street, Louisville, KY 40202

(b)

                                    POSITION WITH                  POSITION
     NAME                            UNDERWRITER                WITH REGISTRANT
     James Grifo                 President                    Vice President

     Jill T. McGruder            Director                     None

     James N. Clark              Director                     None

     Patricia J. Wilson          Chief Compliance Officer     None

     Richard K. Taulbee**        Vice President               None

     James J. Vance**            Treasurer                    Assistant Treasurer

     Edward S. Heenan**          Controller/Director          None

     Robert F. Morand**          Secretary                    None

     Terrie A. Wiedenheft        Chief Financial Officer      Controller

     Donald W. Cummings***       Vice President               None

     Michael S. Spangler         Vice President               President

     Joseph F. Vap**             Assistant Treasurer          None

     Mark W. Murphy***           Assistant Vice President     None

     Lisa C. Heffley***          Assistant Vice President     None

     Patricia L. Tackett***      Assistant Vice President     None

     David L. Anders***          Assistant Vice President     None

     Laurel S. Durham***         Assistant Vice President     None

(c)  None

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

Touchstone Variable Series Trust
221 East Fourth Street
Cincinnati, OH 45202

Touchstone Advisors, Inc.
221 East Fourth Street
Cincinnati, OH 45202
(investment advisor)

Integrated Fund Services, Inc.
221 East Fourth Street, Suite 300
Cincinnati, OH 45202
(administrator, fund accounting agent and transfer agent)

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109
(custodian)

ITEM 29. MANAGEMENT SERVICES.

Not applicable.

ITEM 30. UNDERTAKINGS.

Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Cincinnati, Ohio on February 27, 2004.

                                  TOUCHSTONE VARIABLE SERIES TRUST

                                  By: /s/ Michael Spangler
                                      ----------------------------
                                      Michael Spangler
                                      President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on February 27, 2004.

SIGNATURE                   TITLE
* John F. Barrett          Trustee

* William O. Coleman       Trustee

* Phillip R. Cox           Trustee

* H. Jerome Lerner         Trustee

* J. Leland Brewster II    Trustee

* Robert E. Stautberg      Trustee

* Jill T. McGruder         Trustee

* John P. Zanotti          Trustee

* John R. Lindholm         Trustee

                           Controller

 /s/ Terrie A. Wiedenheft
-----------------------------
Terrie A. Wiedenheft


By:
  /s/ Tina H. Bloom
----------------------------------
Tina H. Bloom
* Attorney-in-Fact
February 27, 2004